33' Act File No. 333-43639
40' Act File No. 811-8351

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No.	☐
Post-effective Amendment No. 20	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 21	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-C
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes
VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May1, 2007 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life and Annuity Insurance Company

• Nationwide VL Separate Account – C

Prospectus supplement dated May 1, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following sub-accounts as investment options under your policy.  Effective December 31, 2007, these sub-accounts will only be available in policies issued prior December 31, 2007.

American Century Variable Portfolios, Inc. – American Century VP Ultra Fund: Class I.

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 2

Nationwide Variable Insurance Trust – Nationwide NVIT Global Health Sciences Fund: Class I

Nationwide Variable Insurance Trust – Nationwide NVIT Global Technology and Communications Fund: Class I

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class I

Corporate Flexible Premium Variable Universal Life Insurance Policies
Issued By
Nationwide Life and Annuity Insurance Company
Through
Nationwide VL Separate Account-C
The Date Of This Prospectus Is May 1, 2007
PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
Corporate Insurance Markets
One Nationwide Plaza, (1-11-08)
Columbus, OH 43215-2220

You should read your policy along with this prospectus.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
Policy Investment Options	7
The Fixed Investment Option
Variable Investment Options
Allocation Of Premium And Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience Is Determined
Cash Value
Transfers Among and Between Policy Investment Options	11
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes To Make A Transfer
The Policy	13
Policy Owner Rights
The Beneficiary
To Purchase
Coverage
Coverage Effective Date
To Cancel (Examination Right)
To Change Coverage
To Irrevocably Transfer Cash Value Or Exchange The Policy
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	16
Change Of Insured Rider
Additional (insurance) Protection Rider
Premium	17
Initial Premium
Subsequent Premiums
Charges	18
Premium Load (Charge)
Partial Surrender Fee
Cost Of Insurance
Mortality And Expense Risk
Policy Loan Interest
Administrative
Additional (insurance) Protection Rider
A Note On Charges
Information on Underlying Mutual Fund Payments
The Death Benefit	23
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Option
Suicide

Table of Contents (continued)
Surrenders	25
Full Surrender
Other Amounts Paid At Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender
The Payout Options	26
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	27
Dollar Cost Averaging
Policy Loans	27
Loan Amount And Interest
Collateral
Repayment
Net Effect Of Loans
Lapse	28
Grace Period
Reinstatement
Taxes	29
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrender Of The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Business Uses of the Policy
Non-Resident Aliens and other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	35
Nationwide VL Separate Account-C	35
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	36
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements	38
Appendix A: Sub-Account Information	39
Appendix B: Definitions	49

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice Of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.
✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.
✓	Option Three is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 24.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options," beginning on page 26.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;
✓	Increase or decrease the Specified Amount;
✓	Change your beneficiaries; and
✓	Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 24; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 26; "The Beneficiary," beginning on page 13; and "Policy Owner Rights," beginning on page 13.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓	Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios plus 100% of the Fixed Account plus 100% of the loan account immediately prior to the policy loan.
✓	The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 28.

✓	Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 25.
✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.

For more information, see "Full Surrender," beginning on page 25 and "The Payout Options,” beginning on page 26.

Premium Flexibility

You will not be required to make your Premium payments according to a schedule.  Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment.  For more information, see "Premium," beginning on page 17.

Investment Options

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

✓	The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.
✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in  "Variable Investment Options," beginning on page 7, to account for your allocations.  Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes To Make A Transfer," beginning on page 12.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios of the variable investment option within limits.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging," beginning on page 27.

Taxes

Unless you make a withdrawal, you will generally not be taxed on any earnings.  This is known as tax deferral.  For more information, see "The Minimum Required Death Benefit," beginning on page 24.  Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income.  For more information, see "Taxes," beginning on page 29.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see "To Assign," beginning on page 15.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see "To Cancel (Examination Right)," beginning on page 14.

Riders

You may purchase any of the available Riders.  Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

✓	Change Of Insured Rider (There is no charge for this Rider.)
✓	Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 16.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Return

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges.  Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

Effect Of Partial Surrenders And Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender or a policy loan would decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date.  Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Investment Risk

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes To Make A Transfer," beginning on page 12.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus. You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways:

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen.  Also, this policy’s cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured’s death, following is a basic overview.  ( Please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured’s age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

✓	At the time of a Premium payment, we will deduct transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

✓
From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.  We call these charges periodic charges other than Sub-Account portfolio operating expenses.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first policy year, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured’s death you may withdraw all, or a portion (after the first policy year), of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investmentoptions.

For more information, see "Charges," beginning on page 18.

Transaction Fees (Charge)
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Premium Load (Charge) (1), (2)	Upon Making A Premium Payment	Maximum Guaranteed Charge 9.00% Of Premium Payments
Partial Surrender Fee(3)	Upon Partial Surrender	Maximum Guaranteed Charge $25
Current Charge $0
_______________________________________

(1)
We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged.  We may profit from this charge.

(2)
The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year.  Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium.  For more information, see "Premium Load (Charge)," beginning on page 18.

(3)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Cost Of Insurance(4), (5) Representative – For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative (6)
		$0.03 per month	$83.33 per month	$0.52 per month
Per $1,000 Of Net Amount at Risk – Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Daily, Based on an Annual Effective Rate	Maximum Guaranteed	Currently(7)
		0.75% of daily net assets	0.25% of daily net assets
Proportionately From Your Chosen Variable Investment Options
Policy Loan Interest (8)	Annually (Accrues Daily)	Maximum Guaranteed
3.75% Of The Policy Loan Balance
Current Rates
3.70% Of The Policy Loan Balance
On Balance of Policy Indebtedness

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Administrative	Monthly	Maximum Guaranteed	Currently
		$10 per month	$5 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider (9), (10), (11) Representative – For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative(12)
		$0.01 per month	$83.33 per month	$0.20 per month
Per $1,000 Of Additional Protection Proportionately From Your Chosen Variable And Fixed Investment Options
_______________________________________

(4)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5)
The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table.  Ask for a policy illustration or see the Policy Data Page for more information on your cost.

(6)	This amount may not be representative of your cost.

(7)      Currently, the Mortality and Expense Risk charge declines over time, as follows:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets

(8)
We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan.  Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.  If left unpaid, we will add it to the loan account.  As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily.  The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge.  For more information, see "Policy Loans," beginning on page 27.

(9)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10)	Ask for a policy illustration, or see the Policy Data Page, for more information about your cost.

(11)	The continuation of the rider is contingent on the policy being In Force.

(12)	This amount may not be representative of your cost.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the each Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.00%	0.27%

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account.  When this actually happens depends on the right-to-xamine law of the state in which you live.  Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment.  After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.  Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Variable Investment Options

The separate account invests in shares of the available Sub-Account portfolios.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

The Sub-Accounts available through this policy are listed below.  For more information about the mutual funds, please refer to “Appendix A:  Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein International Value Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
Baron Capital Funds Trust
•	Baron Capital Asset Fund: Insurance Shares
BlackRock
•	BlackRock International Index Portfolio: Class II
•	BlackRock Large Cap Core V.I. Fund: Class II
Credit Suisse Trust
•	Small Cap Core I Portfolio
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – Growth and Income Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – International Value Portfolio: Initial Shares
DWS Variable Series II
•	Dreman High Return Equity VIP: Class B
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class (formerly, AMT Limited Maturity Bond Portfolio: I Class)
Lord Abbett Series Fund, Inc.
•	Mid-Cap Value Portfolio: Class VC
MFS® Variable Insurance Trust
•	Research International Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”) (formerly, Gartmore Variable Insurance Trust (“GVIT”))
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund:
    Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund: Class I)
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Money Market Fund: Class V
•	NVIT International Index Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	Van Kampen NVIT Multi-Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
•	AMT Regency Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	All Asset Portfolio: Administrative Class
•	Low Duration Portfolio: Administrative Class
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer High Yield VCT Portfolio: Class I Shares*
Royce Capital Fund
•	Royce Micro-Cap Portfolio
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Personal Strategy Balanced Portfolio

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Hard Assets Fund: Initial Class
W&R Target Funds, Inc.
•	Growth Portfolio
•	Real Estate Securities Portfolio

The following sub-account is only available in policies issued before May 1, 2006:

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

The following sub-accounts are only available in policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Dreyfus
•	Dreyfus Investment Portfolios – MidCap Stock Portfolio: Initial Shares
JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Growth
Portfolio Class 1
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class

The following sub-accounts are only available in policies issued before May 1, 2004:

Calvert Variable Series, Inc.
•	CVS Social Equity Portfolio
Janus Aspen Series
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio: Class II

The following sub-accounts are only available in policies issued before February 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class*
•	VIP High Income Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Initial Class
•	VIP Value Strategies Portfolio: Service Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT International Growth Fund: Class I
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following sub-accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following sub-account is only available in policies issued before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

The following sub-account is only available in policies issued before September 27, 1999.

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006:

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust – Diversified Mid Cap Value
Portfolio Class 1

The following sub-accounts are no longer available to receive transfers or new premium payments effective October 21, 2002:

Nationwide Variable Insurance Trust
•	Nationwide NVIT Money Market Fund: Class I

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation Of Premium And Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions.  You must specify your Premium payments in whole percentages, and any allocations you make must be at least 1%.  The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays:

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Units if:

•	trading on the NYSE is restricted;
•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

How Sub-Account Investment Experience Is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

•	the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c) is a charge for Mortality and Expense Risk.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  The Cash Value will vary depending on where you allocate your Net Premium.  Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios.  It will also vary because we deduct the policy's periodic charges from the cash value.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account.  For more information, see "The Fixed Investment Option," beginning on page 7, and "Loan Amount And Interest," beginning on page 28.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time).  A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Sub-Account Investment Experience Is Determined," beginning on page 10.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts.  Prior to the policy’s Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts.  If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner’s Sub-Account value.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months.  However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.  For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy," on page 14.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.  We reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 30% of the policy’s Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).  Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period.  An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect.  Currently, interest crediting rates are reset at the beginning of each calendar quarter.

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail.  Upon receipt, we will process a transfer request at the end of the current Valuation Period.  We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices.   For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year.  If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail.  To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day.  We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved.  Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year.  Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices; however, we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons’ participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners.  We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved.  We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the internet or telephone, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons.  These slowdowns or outages may delay or prevent our ability to process your request.  Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us  (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy).  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner Rights

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned.  You may also name a contingent policy owner.  While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application.  You may change the Insured by submitting a change request to us in writing.  If approved by us, the change will become effective when it was signed, rather than the date we received it.  The policy charges after the change will be based upon the new Insured’s characteristics.  For more information, see "Change Of Insured Rider," on page 16.

The Beneficiary

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy.  You name the beneficiary in the application for the policy.  You may name more than one beneficiary.  The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy.  The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living.  Any change must be in writing and satisfactory to us.  We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change.  Once we record the change, the change will be effective as of the date it was signed rather than the date we received it.  The change will not affect any payment we made or action we took before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you.  Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid.  It will end when the policy Lapses, or when we pay all the Proceeds from the policy.  We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

To Cancel (Examination Right)

You may cancel your policy during the free look period.  The free look period expires ten days after you receive the policy or longer if required by law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request.  Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy.  We will treat the policy as if we never issued it.  Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live.  For more information, see "Allocation of Premium and Cash Value," beginning on page 10 .

To Change Coverage

After the first policy year, you may request to change the Specified Amount.  Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit.  For more information, see "Changes In The Death Benefit Option," beginning on page 24.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79.  The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy’s Cash Value plus $8,000,000.  For more information, see "Calculation Of The Death Benefit Proceeds," beginning on page 23.

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount.  Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year.

To Irrevocably Transfer Cash Value Or Exchange The Policy

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios.  Rather, the policy's Cash Value will be credited with the fixed account's interest rate.  You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date.  For more information, see "In Summary: Fee Tables," beginning on page 5.  The exchange may have tax consequences.  For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 32  This policy will terminate when the new policy takes effect.

To Terminate Or Surrender

You have the right to terminate the policy.  Or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see "Grace Period," beginning on page 28.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the Cash Surrender Value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.  For more information, see " Surrendering The Policy," beginning on page 31.  The cash surrender value will be reduced by the outstanding amount of a policy loan.  For more information, see "Policy Loans," beginning on page 27.

To Assign

You may assign any rights under the policy while the Insured is alive.  If you make an assignment, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  For more information, see "Policy Loans," beginning on page 27.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date.  However, the payment will be postponed when: the NYSE is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The maturity Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the Specified Amount will be allowed;

•	if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 24;

•
the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

•	100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

•	the Proceeds payable at the Insured’s death will be the greater of the Death Benefit or the Cash Value;

•
the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option 1 or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

•	the Maturity Date will not be extended where the policy will fail the definition of life insurance.

Reports And Illustrations

We will send you transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the specified coverage amount

•	the current Cash Value

•	Premiums paid

•	the Cash Surrender Value

•	all charges since the last report

•	outstanding policy indebtedness

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to nationwide.com/login.

We will send reports to the address you provide on the application, or to another you may specify.  At any time, you may ask for an illustration of future benefits and values under the policy.  We do not charge for illustrations.

Errors Or Misstatements

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured’s death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death.  We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured’s death.  The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

Incontestability

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

If We Modify The Policy

Any modification or waiver of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to design the policy to meet your specific needs.  You may elect one or both of them.  However, once the policy is In Force, we may require further evidence of insurability to add a Rider.  Availability varies by state.  You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; until we have paid the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office.   For more information on the costs of the Additional Protection (insurance) Rider, see "In Summary: Fee Tables," beginning on page 5 and "Charges," beginning on page 18.

Change Of Insured Rider

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured.  You may elect this Rider at any time.

Additional (insurance) Protection Rider

This Rider is only available to purchase when you purchase the policy.  The benefit is supplemental life insurance on the Insured.  The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured’s death.

Before deciding whether to purchase the Additional (insurance) Protection Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  For more information, see "Death Benefit Options," on page 24.

The Rider’s cost is determined by multiplying a monthly cost of insurance by the Rider’s Death Benefit amount.  For more information, see "In Summary: Fee Tables," beginning on page 5.  You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider’s effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider.  Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider’s Death Benefit.  If the age of the Insured is misstated or erroneous, we will adjust the Rider’s Death Benefit to reflect the true age.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

Initial Premium

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy.  If we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50 per policy.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount at Risk.  Whether we exercise this right depends on: the length of time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner.  The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right.  If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

•
We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
We may require that policy indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes.  We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50 per policy.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See "In Summary: Fee Tables," beginning on page 5.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes.  We will deduct all other charges from the policy’s cash value (rather than a Premium payment), except for mortality and expense risk.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.)  More detail about these charges is contained in the prospectus for the mutual fund.

Premium Load (Charge)

This charge partially recoups sales expenses and premium taxes.  After this charge is deducted, the remaining premium is invested in the investment options you elect.

The Premium load is calculated based on the policy’s target premium, which is determined in accordance with SEC rules and regulations.  The target premium is a specified percentage of the maximum Premium allowed under the Code to qualify the policy as life insurance.  Your policy data page indicates your specific target premium.  The premium load calculation applicable to your policy depends on the date that you applied for or purchased the policy, and the total premium paid to the policy in the first policy year (the “First Year Premium”).

Premium Load Applicable To Policies With Applications Signed

On Or After January 3, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including target premium PLUS 5% of Premium payments in excess of target premium	1	7% of Premium payments up to and including target premium PLUS 4% of Premium payments in excess of target premium
	2	6% of Premium payments up to and including target premium PLUS 3% of Premium payments in excess of target premium
	3	5% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	4	4% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	5	3% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including target premium PLUS 3.5% of Premium payments in excess of target premium	8
9
10
3.5% of Premium payments	11 +

Premium Load Applicable To Policies Issued On Or After September 9, 2002

With Applications Signed Before January 3, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including target premium PLUS 7% of Premium payments in excess of target premium	1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
[3.29% - (A x B)] of Premium payments for the rider portion of the Specified Amount, where
A = 1.29% of the Premium payments allocable to the rider portion of the Specified Amount; and
B = the ratio of the rider portion of the Specified Amount to the total Specified Amount

	2
	3
	4
	5
	6	3.5% of Premium payments
	7
5.5% of Premium payments	8
	9
	10
3.5% of Premium payments	11 +	2% of Premium payments

Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
6.5% of Premium payments for the rider portion of the Specified Amount

2
3
4
5
6
7
8+	3.5% of Premium payments

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount.  Currently we do not assess this charge.

Cost Of Insurance

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount.  This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense.  The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings.  The current cost of insurance charges are based on future expectations for factors such as: mortality;

investment earnings; persistency; expenses; and taxes.  Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge.  Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase.  Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

Mortality And Expense Risk

The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.  This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis.  The current charge, which applies to policies with applications signed on or after January 3, 2006, declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

A separate mortality and expense risk charge schedule applies to policies with applications signed before January 3, 2006, as follows:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan.  If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

Administrative

The maximum guaranteed administrative charge is $10, but we currently are charging $5.  This charge reimburses us for the costs of maintaining the policy, including accounting and record keeping.

Additional (insurance) Protection Rider

This charge compensates us for providing supplemental life insurance on the Insured.  We will determine this charge by multiplying the Rider’s current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider.  Periodically, we will reevaluate the Rider’s current cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.  Any changes in these expectations may result in increased cost of insurance charges for the Rider.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.   We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

 The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected.  Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance.  You may choose one of three Death Benefit options.  Not all Death Benefit options are available in all states.  If you do not elect a Death Benefit, the policy’s Death Benefit will be Option 1.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit.  Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured.  If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000.  If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code.  In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated.  We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

Death Benefit Options

There are the three Death Benefit options under the policy.  You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option 1.

•	Option 1

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

•	Option 2

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

•	Option 3

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders.  Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment.  For more information, see "Other Amounts Paid At Surrender," beginning on page 25.  This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

The Minimum Required Death Benefit

Each death benefit option has a minimum required Death Benefit.  The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

Changes In The Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1.  You may not change from or to Option 3.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change.  Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders.  If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the cash surrender value at any time while the Insured is alive.  We calculate the cash surrender value based on the policy's cash value.  For more information, see "Cash Value," beginning on page 10.  To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

Other Amounts Paid At Surrender

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy’s Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue.  We will inform you of the availability of this arrangement at the time you apply for the policy.  This payment will not be made from the policy, but is a separate obligation of Nationwide.  This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments  may vary based on a number of factors, including:

•	the number of Insureds;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the policies are being purchased;

•	the expected persistency of the policies; and

•	any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy’s Cash Surrender Value from our general account.  We urge you to consult with your tax adviser about the tax treatment of additional surrender payments.  The criteria for additional surrender payments may change from time to time.  Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

Partial Surrender

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus.  We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

•	after the partial surrender, the policy continues to qualify as life insurance.

Reduction Of Specified Amount On A Partial Surrender

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender.  If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase.  Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as the fluctuation in the policy’s Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th policy anniversary; and

•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none.  Certain partial surrenders may result in currently taxable income and tax penalties.  Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy.  For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 30.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application.  We will pay the Proceeds from our general account.  If you do not make an election, when the Insured dies, the beneficiary may do so.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured’s death) after we receive your written request at our Home Office.  We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account.  Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units.  For more information, see "Valuation of Accumulation Units," beginning on page 10.  To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20.  .  At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office.  Changing the beneficiary of the policy will revoke the settlement options in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of "The Payout Options" section only, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.

We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30).  Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us to our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon  the death of the payee who lives longer.  We will make no payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

 Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging.  A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  With dollar cost averaging, you may also have Premium transferred from the Nationwide NVIT Money Market Fund.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30 of the fixed account value at the time you elect to participate in the program.  Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $500.  You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)	is 90% of the Sub-Account portfolios;

(2)	is 100% of the fixed account; and

(3)	is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%.  Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan.  If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

Collateral

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan.  We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime.  The minimum repayment is $50.  While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments.  If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

Net Effect Of Loans

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account.  For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5.  Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit.  Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount.  A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force.  The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both.  The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period  begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified.  The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction.  The Grace Period will end 61 days after the day the notice is mailed.  If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any indebtedness against the policy that existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes of Which To Be Aware

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2007, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2007, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2007, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.  If the contract is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the contract to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single contract for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the contract (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.  If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts generally are treated as being from the investment in the contract (generally, the Premiums paid for the contract), and then from the income in the contract.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner’s investment in the contract.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance contract that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the contract (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract,

are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory back-up withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory back-up withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.  In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006,  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Contracts issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  prior to the issuance by the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued, the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, “Business Uses of the Policy”, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy.

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treatiers with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law

(which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial advisor.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law.  We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account–C

Organization, Registration And Operation

Nationwide VL Separate Account-C is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at Net Asset Value.  Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares that a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide and its parent company, Nationwide Life Insurance Company (“NLIC”) are parties to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back NLIC’s MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing NLIC’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide and NLIC continues to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide’s parent):

On November 15, 2006, NLIC was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NLIC filed a motion to dismiss.  NLIC intends to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States

District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NLIC continues to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and for Nationwide VL Separate Account – C.  You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information, see “Voting Rights,” beginning on page 36.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
Investment Adviser:                                                        BAMCO, Inc.
Investment Objective:                                                        Capital appreciation.

BlackRock International Index Portfolio: Class II
Investment Adviser:                                                        Mercury Advisors
Investment Objective:                                                        To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East (Capitalization Weighted) Index in U.S.
dollars with net dividends (the "EAFE Index") as closely as possible before the deduction of portfolio expenses.

BlackRock Large Cap Core V.I. Fund: Class II
Investment Adviser:                                                        Mercury Advisors
Investment Objective:                                                        High total investment return.

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        Calvert Asset Management Company, Inc.
Sub-adviser:                                                        Atlanta Capital Management Company, L.L.C.
Investment Objective:                                                        Growth of capital.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                        Credit Suisse Asset Management, LLC
Sub-adviser:                                                        Credit Suisse Asset Management Limited
Investment Objective:                                                        Long-term growth of capital.

Credit Suisse Trust – Large Cap Value Portfolio
This sub-account is only available in policies issued before May 1, 2000
Investment Adviser:                                                        Credit Suisse Asset Management, LLC
Investment Objective:                                                        Long-term growth of capaital and income.

Credit Suisse Trust - International Focus Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                        Credit Suisse Asset Management, LLC
Sub-adviser:                                                        Credit Suisse Asset Management Limited
Investment Objective:                                                        Long-term capital appreciation.

Credit Suisse Trust - Small Cap Core I Portfolio
Investment Adviser:                                                        Credit Suisse Asset Management, LLC
Investment Objective:                                                        Capital growth.

Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Results that exceed total return performance of the S&P Midcap 400.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth, current income and growth of income.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth.

DWS Variable Series II - Dreman High Return Equity VIP: Class B
Investment Adviser:                                                        Deutsche Investment Management Americas Inc.
Sub-adviser:                                                        Dreman Value Management L.L.C.
Investment Objective:                                                        High rate of total return.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:                                                        Goldman Sachs Asset Management, L.P.
Investment Objective:                                                        Long-term capital appreciation.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                        JPMorgan Investment Advisors, Inc.
Investment Objective:                                                        Growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006
Investment Adviser:                                                        JPMorgan Investment Advisors, Inc.
Investment Objective:                                                        Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:                                                        Lord, Abbett & Co. LLC
Investment Objective:                                                        Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - Research International Series: Service Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        J.P. Morgan Investment Management Inc.
Investment Objective:                                                        High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company

Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class V
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Neuberger Berman Management Inc.
Investment Objective:                                                        Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in "growth type" companies.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Adviser:                                                        Pacific Investment Management Company LLC
Investment Objective:                                                        Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:                                                        Pacific Investment Management Company LLC
Investment Objective:                                                        Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:                                                        Pacific Investment Management Company LLC
Investment Objective:                                                        Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:                                                        Pacific Investment Management Company LLC
Investment Objective:                                                        Maximum total return consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I Shares
Investment Adviser:                                                        Pioneer Investment Management, Inc.
Investment Objective:                                                        Maximize total return through a combination of income and capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio
Investment Adviser:                                                        Royce & Associates, LLC
Investment Objective:                                                        Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital appreciation by investing in medium-sized growth companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term growth of capital primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the
United States.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Seeks capital appreciation and income from stocks and bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:                                                        Waddell & Reed Investment Management Company
Investment Objective:                                                        Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:                                                        Waddell & Reed Investment Management Company
Sub-adviser:                                                        Advantus Capital Management, Inc.
Investment Objective:                                                        Total return through a combination of capital appreciation and current

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

Appendix B: Definitions
Attained Age– The Insured’s Issue Age plus the number of full years since the Policy Date.
Cash Surrender Value– The policy’s Cash Value minus the amount of any loans and minus any outstanding charges.
Cash Value– The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy’s investment options.
Code– The Internal Revenue Code of 1986, as amended.
Death Benefit– The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.  The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

FDIC – Federal Deposit Insurance Corporation.
Grace Period– The period in which the Policy is In Force even though a Premium payment is past due.
Home Office– Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force– The insurance coverage is in effect.
Insured– The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience– The rate of return or performance for investment options.
Lapse – The policy terminates without value.
Maturity Date– The policy anniversary on or next following the Insured's 100th birthday.
NCUSIF – National Credit Union Share Insurance Fund.
Net Amount at Risk– The policy’s Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Net Premium– Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page– The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
Policy Date– The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds– Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
Premium– The amount of money you pay to begin and continue the policy.
Rider– An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.

Specified Amount– The dollar amount of insurance the owner selects.  The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider.  This amount is used in determining the Death Benefit we will pay the beneficiary.

Sub-Accounts– The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.

Unit– Determines the variable investment part of your policy’s Cash Value. It represents your interest in the Sub-Accounts.
Us, we, our or the company– Nationwide Life and Annuity Insurance Company.
Valuation Period– The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– the person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-4644. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8351.

Securities Act of 1933 Registration File No. 333-43639

Nationwide VL Separate Account-C
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2007 and the prospectuses for the variable investment options available under the policy.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2007.

Table of Contents
Nationwide Life and Annuity Insurance Company	1
Nationwide VL Separate Account-C	1
Nationwide Investment Services Corporation (NISC)	2
Services	2
Underwriting Procedure	2
Net Amount at Risk	3
Target Premium	3
Illustrations	3
Advertising	3
Money Market Yields	3
Historical Performance of the Sub-Accounts	3
Tax Definition of Life Insurance	3
Financial Statements	7

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company.  All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Nationwide VL Separate Account-C

Nationwide VL Separate Account-C is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on July 22, 1997 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise our management or the management of the variable account.  We serve as the custodian of the assets of the variable account.

1

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 that are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

The financial statements of Nationwide VL Separate Account-C and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 financial statements and schedules of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4 and Nationwide VL Separate Account-C.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status.  Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.  For policies issued before January 1, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

Net Amount at Risk

The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value.  For policies with applications signed before January 1, 2006, the policy’s Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage.  For policies with applications signed on or after January 1, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount.  This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

2

Target Premium

We use “target premium” to calculate the premium load charge.  For all policies, target premium is calculated according to established SEC rules and regulations.  For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code.  For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance.  Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

Illustrations

Before you purchase the policy, and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the investment experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

3

The tables below show the numeric requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%

4

Attained Age of Younger Insured	Percentage of Cash Value
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Section 7702 of the Code for the Cash Value Accumulation Test.  The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages.  These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%

5

Policy Year	Percentage of Cash Value
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

     Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 1,483 shares (cost $18,265)	$19,808

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 36,093 shares (cost $909,324)	981,381

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlVPIntlValA) 18,069 shares (cost $409,489)	450,993

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 152,803 shares (cost $1,227,482)	1,674,718

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 1,262,146 shares (cost $8,671,424)	10,892,316

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 491,141 shares (cost $3,603,806)	4,970,352

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 48,550 shares (cost $483,266)	487,443

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 240,781 shares (cost $1,964,392)	2,104,427

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 22,304 shares (cost $667,843)	720,430

Calvert Variable Series, Inc. – Social Equity Portfolio (CalVSSoEq) 356 shares (cost $6,798)	6,940

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 24,668 shares (cost $321,459)	361,628

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 4,031 shares (cost $50,385)	55,386

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 9,548 shares (cost $136,430)	162,318

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 34,112 shares (cost $513,279)	532,146

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap) 56 shares (cost $982)	979

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 390,118 shares (cost $6,424,008)	7,252,288

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,700 shares (cost $98,240)	105,271

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,271,936 shares (cost $37,514,646)	45,980,482

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 25,877 shares (cost $913,182)	1,101,081

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal) 316,866 shares (cost $5,475,224)	6,178,893

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn) 16,947 shares (cost $229,888)	254,542

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 47,813 shares (cost $539,893)	539,806

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 327,795 shares (cost $8,174,901)	8,558,733
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 1,616 shares (cost $56,153)	$57,960

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 508,712 shares (cost $16,553,097)	18,171,192

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 273,360 shares (cost $1,760,234)	1,727,635

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 455,250 shares (cost $8,865,953)	10,862,268

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 260,056 shares (cost $3,825,887)	4,085,474

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 368,348 shares (cost $11,664,020)	11,558,747

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,604 shares (cost $58,335)	58,374

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 77,022 shares (cost $1,168,689)	1,397,179

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 35,440 shares (cost $1,151,095)	1,225,868

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,693 shares (cost $21,213)	22,723

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 7,205 shares (cost $129,002)	135,383

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 165,765 shares (cost $2,584,298)	3,103,118

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 19,624 shares (cost $301,338)	343,805

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 220,032 shares (cost $1,746,764)	1,755,854

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 92,128 shares (cost $1,235,062)	1,220,698

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 1,300 shares (cost $13,694)	13,804

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 850,693 shares (cost $3,687,793)	3,640,968

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 394 shares (cost $5,116)	5,060

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 802,524 shares (cost $9,530,263)	9,108,645

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 22,914 shares (cost $244,612)	278,402

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 33,953 shares (cost $292,664)	409,814

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 94 shares (cost $984)	981

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 83,648 shares (cost $960,222)	1,027,193

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 76 shares (cost $983)	993

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 87 shares (cost $984)	984
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 329,274 shares (cost $3,350,667)	$3,622,009

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 13,877 shares (cost $383,908)	414,100

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 51,297 shares (cost $932,691)	953,606

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 620,471 shares (cost $620,471)	620,471

Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5) 65,086,473 shares (cost $65,086,473)	65,086,473

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 45,126 shares (cost $491,279)	601,081

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 69,292 shares (cost $934,803)	1,137,084

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 500,574 shares (cost $6,129,899)	6,232,146

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 283,744 shares (cost $6,538,560)	7,090,772

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 4,194 shares (cost $44,114)	44,206

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 6,067 shares (cost $70,993)	76,081

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 250,725 shares (cost $2,496,682)	2,459,612

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 26,144 shares (cost $304,896)	415,691

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV) 224,990 shares (cost $3,590,676)	3,620,089

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 16,726 shares (cost $388,844)	482,209

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 9,265 shares (cost $258,045)	277,103

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 139,470 shares (cost $521,168)	595,535

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 42,549 shares (cost $1,341,580)	2,153,405

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 58,577 shares (cost $1,078,513)	1,245,337

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 329 shares (cost $4,771)	4,787

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 126,415 shares (cost $1,870,126)	2,491,644

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 53,523 shares (cost $1,053,950)	1,244,953

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I (NBAMTPart) 82,647 shares (cost $1,754,404)	1,748,801

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 56,828 shares (cost $937,436)	1,005,279

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 227,062 shares (cost $7,665,125)	9,407,167

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 99,135 shares (cost $1,129,619)	1,106,350
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 67,377 shares (cost $2,144,277)	$2,478,807

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 6,248 shares (cost $126,213)	154,824

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 132,187 shares (cost $4,938,414)	6,721,693

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst) 253,074 shares (cost $2,889,755)	2,953,369

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 255,552 shares (cost $2,562,601)	2,570,856

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 403,724 shares (cost $5,106,554)	4,816,430

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 1,340,626 shares (cost $13,601,194)	13,567,138

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I (PioHiYield) 16,479 shares (cost $179,823)	181,437

Royce Capital Fund – Micro Cap (RCFMicroCap) 394,202 shares (cost $4,648,025)	5,676,515

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 246,407 shares (cost $5,558,438)	6,110,900

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2) 122,126 shares (cost $3,075,405)	2,887,065

T. Rowe Price New America Growth Portfolio (TRowNewAmG) 19,844 shares (cost $388,003)	427,050

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 78,240 shares (cost $1,433,776)	1,954,441

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 220,710 shares (cost $7,502,947)	7,219,416

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 13,627 shares (cost $119,842)	121,557

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 26,447 shares (cost $314,939)	330,063

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 143,497 shares (cost $3,424,202)	4,213,071

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc) 1,621 shares (cost $22,713)	26,657

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 49,856 shares (cost $1,075,409)	1,197,549

Total Investments	341,350,312
Accounts Receivable	7,484

Total Assets	341,357,796

Accounts Payable	–

Contract Owners Equity (note 7)	$341,357,796

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMIntGr	AlVPGrIncA	AlVPIntlValA	ACVPBal	ACVPCapAp	ACVPIncGr
Reinvested dividends	$7,528,691	75	–	3,511	–	53,790	–	188,162
Mortality and expense risk charges (note 3)	(722,149)	(40)	(425)	(972)	(224)	(1,003)	(4,325)	(19,559)

Net investment income (loss)	6,806,542	35	(425)	2,539	(224)	52,787	(4,325)	168,603

Proceeds from mutual fund shares sold	203,921,845	4,885	1,547,780	36,276	593	3,857,280	374,975	5,327,636
Cost of mutual fund shares sold	(189,354,005)	(4,306)	(1,479,981)	(33,284)	(566)	(4,080,833)	(259,867)	(4,095,652)

Realized gain (loss) on investments	14,567,840	579	67,799	2,992	27	(223,553)	115,108	1,231,984
Change in unrealized gain (loss) on investments	6,489,090	696	–	66,976	41,504	(2,703)	154,233	427,055

Net gain (loss) on investments	21,056,930	1,275	67,799	69,968	41,531	(226,256)	269,341	1,659,039

Reinvested capital gains	6,305,889	826	–	12,765	–	180,295	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$34,169,361	2,136	67,374	85,272	41,307	6,826	265,016	1,827,642

Investment activity:	ACVPInt	ACVPUltra	ACVPVal	BCFTCpAsset	CalVSSoEq	CSTGlSmCp	CSTIntFoc	CSTLCapV
Reinvested dividends	$121,365	–	77,504	–	–	–	517	1,476
Mortality and expense risk charges (note 3)	(12,587)	(1,876)	(7,109)	(1,697)	(13)	(708)	(112)	(402)

Net investment income (loss)	108,778	(1,876)	70,395	(1,697)	(13)	(708)	405	1,074

Proceeds from mutual fund shares sold	3,887,266	1,090,597	6,916,935	396,742	8,748	87,655	36,304	103,159
Cost of mutual fund shares sold	(2,813,656)	(1,101,869)	(6,945,256)	(349,699)	(8,104)	(82,711)	(29,860)	(86,501)

Realized gain (loss) on investments	1,073,610	(11,272)	(28,321)	47,043	644	4,944	6,444	16,658
Change in unrealized gain (loss) on investments	(85,023)	(9,854)	(32,598)	42,204	(17)	36,476	(190)	10,325

Net gain (loss) on investments	988,587	(21,126)	(60,919)	89,247	627	41,420	6,254	26,983

Reinvested capital gains	–	–	488,908	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,365	(23,002)	498,384	87,550	614	40,712	6,659	28,057

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	CSTSmCapGr	DryIPMidCap	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIFGrInc	DryVIIntVal
Reinvested dividends	$–	3	22,612	102	705,355	15,963	969	63,723
Mortality and expense risk charges (note 3)	(1,434)	(3)	(12,460)	(293)	(84,965)	(2,651)	(314)	(10,258)

Net investment income (loss)	(1,434)	–	10,152	(191)	620,390	13,312	655	53,465

Proceeds from mutual fund shares sold	103,374	1,961	1,088,374	188,681	12,212,543	266,418	199,548	174,387
Cost of mutual fund shares sold	(102,895)	(1,948)	(768,075)	(174,350)	(8,472,809)	(238,043)	(181,907)	(133,819)

Realized gain (loss) on investments	479	13	320,299	14,331	3,739,734	28,375	17,641	40,568
Change in unrealized gain (loss) on investments	22,391	(62)	399,501	(3,365)	2,010,636	114,472	(13,449)	474,758

Net gain (loss) on investments	22,870	(49)	719,800	10,966	5,750,370	142,847	4,192	515,326

Reinvested capital gains	–	132	128,243	–	–	–	–	360,054

Net increase (decrease) in contract owners’ equity resulting from operations	$21,436	83	858,195	10,775	6,370,760	156,159	4,847	928,845

Investment activity:	DWSVHghRtrn	FedQualBd	FidVIPEIS	FidVIPGr	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPAM
Reinvested dividends	$–	20,589	201,924	956	49,032	128,187	46,434	204,400
Mortality and expense risk charges (note 3)	(327)	(1,302)	(12,787)	(448)	(30,100)	(4,321)	(17,980)	(11,407)

Net investment income (loss)	(327)	19,287	189,137	508	18,932	123,866	28,454	192,993

Proceeds from mutual fund shares sold	13,761	205,143	3,546,712	192,507	1,133,834	837,646	2,289,555	5,010,754
Cost of mutual fund shares sold	(12,849)	(218,016)	(3,175,498)	(179,519)	(1,283,484)	(892,718)	(1,484,024)	(4,698,808)

Realized gain (loss) on investments	912	(12,873)	371,214	12,988	(149,650)	(55,072)	805,531	311,946
Change in unrealized gain (loss) on investments	24,654	12,497	(80,793)	(10,823)	1,263,571	108,645	734,610	(164,754)

Net gain (loss) on investments	25,566	(376)	290,421	2,165	1,113,921	53,573	1,540,141	147,192

Reinvested capital gains	9,556	–	814,894	–	–	–	36,147	–

Net increase (decrease) in contract owners’ equity resulting from operations	$34,795	18,911	1,294,452	2,673	1,132,853	177,439	1,604,742	340,185

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPCon	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FrVIPSmCapV2	FrVIPForSec2
Reinvested dividends	$2,078	147,625	–	8,497	11	193	–	26,437
Mortality and expense risk charges (note 3)	(444)	(29,731)	(84)	(3,467)	(722)	(65)	(68)	(6,121)

Net investment income (loss)	1,634	117,894	(84)	5,030	(711)	128	(68)	20,316

Proceeds from mutual fund shares sold	406,163	12,071,593	115,717	461,225	159,000	28,843	179	853,157
Cost of mutual fund shares sold	(265,026)	(10,639,444)	(112,164)	(308,935)	(151,860)	(30,990)	(172)	(719,354)

Realized gain (loss) on investments	141,137	1,432,149	3,553	152,290	7,140	(2,147)	7	133,803
Change in unrealized gain (loss) on investments	(136,867)	(1,070,598)	39	(95,357)	74,773	(766)	6,381	339,184

Net gain (loss) on investments	4,270	361,551	3,592	56,933	81,913	(2,913)	6,388	472,987

Reinvested capital gains	3,674	969,358	–	–	488	6,435	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$9,578	1,448,803	3,508	61,963	81,690	3,650	6,320	493,303

Investment activity:	GVITEmMrkts	GVITFHiInc	GVITGlFin	GVITGlHlth	GVITGlTech	GVITGlUtl	GVITGvtBd	GVITGrowth
Reinvested dividends	$2,545	117,848	22,373	–	–	323	389,660	144
Mortality and expense risk charges (note 3)	(1,881)	(3,866)	(2,948)	(807)	(1,299)	(1,244)	(19,531)	(686)

Net investment income (loss)	664	113,982	19,425	(807)	(1,299)	(921)	370,129	(542)

Proceeds from mutual fund shares sold	5,742,730	201,568	189,578	3,406,146	826,083	5,748,500	3,281,147	90,793
Cost of mutual fund shares sold	(5,432,593)	(203,533)	(180,039)	(3,336,347)	(799,698)	(5,486,723)	(3,528,895)	(76,944)

Realized gain (loss) on investments	310,137	(1,965)	9,539	69,799	26,385	261,777	(247,748)	13,849
Change in unrealized gain (loss) on investments	45,647	46,987	37,028	1,114	(60,970)	507	75,495	1,177

Net gain (loss) on investments	355,784	45,022	46,567	70,913	(34,585)	262,284	(172,253)	15,026

Reinvested capital gains	4,572	–	140,063	–	–	562	76,572	–

Net increase (decrease) in contract owners’ equity resulting from operations	$361,020	159,004	206,055	70,106	(35,884)	261,925	274,448	14,484

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntGro	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpIdx
Reinvested dividends	$4,108	9	20,156	24	21	123,122	–	19,680
Mortality and expense risk charges (note 3)	(900)	–	(1,921)	(3)	(2)	(17,798)	(1,066)	(4,755)

Net investment income (loss)	3,208	9	18,235	21	19	105,324	(1,066)	14,925

Proceeds from mutual fund shares sold	59,583	2	20,885	4,790	1,905	10,260,228	428,313	2,471,699
Cost of mutual fund shares sold	(46,405)	(2)	(19,798)	(4,641)	(1,880)	(9,525,755)	(355,973)	(2,301,043)

Realized gain (loss) on investments	13,178	–	1,087	149	25	734,473	72,340	170,656
Change in unrealized gain (loss) on investments	86,730	(3)	53,459	10	–	(465,221)	(25,635)	(91,790)

Net gain (loss) on investments	99,908	(3)	54,546	159	25	269,252	46,705	78,866

Reinvested capital gains	853	–	6,832	23	12	–	–	22,098

Net increase (decrease) in contract owners’ equity resulting from operations	$103,969	6	79,613	203	56	374,576	45,639	115,889

Investment activity:	GVITMyMkt	GVITMyMkt5	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Reinvested dividends	$27,995	3,095,401	5,487	–	26,296	7,684	119	1,241
Mortality and expense risk charges (note 3)	(1,581)	(147,649)	(1,249)	(3,036)	(14,859)	(18,610)	(72)	(179)

Net investment income (loss)	26,414	2,947,752	4,238	(3,036)	11,437	(10,926)	47	1,062

Proceeds from mutual fund shares sold	409,977	43,443,746	1,576,942	341,518	1,801,203	4,748,173	63,201	54,648
Cost of mutual fund shares sold	(409,977)	(43,443,746)	(1,168,903)	(286,644)	(1,772,529)	(4,722,222)	(64,048)	(50,002)

Realized gain (loss) on investments	–	–	408,039	54,874	28,674	25,951	(847)	4,646
Change in unrealized gain (loss) on investments	–	–	(319,069)	(21,124)	452,852	699,121	696	1,646

Net gain (loss) on investments	–	–	88,970	33,750	481,526	725,072	(151)	6,292

Reinvested capital gains	–	–	–	–	466,671	139,532	520	3,329

Net increase (decrease) in contract owners’ equity resulting from operations	$26,414	2,947,752	93,208	30,714	959,634	853,678	416	10,683

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITMltSec	GVITWLead	GSVMdCpV	JanBal	JanForty	JanGlTech	JanIntGroS	JPMMidCapGr
Reinvested dividends	$95,443	3,111	32,731	8,851	458	–	31,176	–
Mortality and expense risk charges (note 3)	(5,551)	(911)	(7,742)	(1,078)	(783)	(1,963)	(4,086)	(3,251)

Net investment income (loss)	89,892	2,200	24,989	7,773	(325)	(1,963)	27,090	(3,251)

Proceeds from mutual fund shares sold	425,119	108,733	796,023	14,376	439,710	498,431	257,803	336,380
Cost of mutual fund shares sold	(434,989)	(77,908)	(602,993)	(11,061)	(393,332)	(439,903)	(135,991)	(209,380)

Realized gain (loss) on investments	(9,870)	30,825	193,030	3,315	46,378	58,528	121,812	127,000
Change in unrealized gain (loss) on investments	12,695	51,931	(108,642)	33,292	(25,873)	(11,855)	464,101	(31,007)

Net gain (loss) on investments	2,825	82,756	84,388	36,607	20,505	46,673	585,913	95,993

Reinvested capital gains	5,068	–	360,585	–	–	–	–	39,386

Net increase (decrease) in contract owners’ equity resulting from operations	$97,785	84,956	469,962	44,380	20,180	44,710	613,003	132,128

Investment activity:	JPMMidCapV	NBAMTFasc	NBAMTGuard	NBAMTMCGr	NBAMTPart	OppBal	OppCapAp	OppBdFd
Reinvested dividends	$20	–	15,910	–	12,614	21,587	34,486	61,661
Mortality and expense risk charges (note 3)	(2)	(12)	(4,720)	(2,787)	(4,152)	(2,522)	(18,195)	(2,937)

Net investment income (loss)	18	(12)	11,190	(2,787)	8,462	19,065	16,291	58,724

Proceeds from mutual fund shares sold	3,710	5,650	1,030,220	498,174	810,247	150,042	1,644,588	351,807
Cost of mutual fund shares sold	(3,888)	(5,268)	(807,072)	(410,373)	(695,683)	(148,912)	(1,248,838)	(360,719)

Realized gain (loss) on investments	(178)	382	223,148	87,801	114,564	1,130	395,750	(8,912)
Change in unrealized gain (loss) on investments	–	(251)	52,179	54,667	(142,239)	34,355	293,801	6,654

Net gain (loss) on investments	(178)	131	275,327	142,468	(27,675)	35,485	689,551	(2,258)

Reinvested capital gains	250	122	–	–	194,290	47,454	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$90	241	286,517	139,681	175,077	102,004	705,842	56,466

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSec	OppMSt	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet	PioHiYield
Reinvested dividends	$22,903	1,639	–	101,160	207,584	160,488	608,398	8,997
Mortality and expense risk charges (note 3)	(5,514)	(379)	(12,334)	(3,543)	(12,746)	(9,305)	(30,969)	(411)

Net investment income (loss)	17,389	1,260	(12,334)	97,617	194,838	151,183	577,429	8,586

Proceeds from mutual fund shares sold	414,253	60,190	1,594,636	229,115	9,094,531	822,942	11,891,834	496,242
Cost of mutual fund shares sold	(296,209)	(52,230)	(1,293,377)	(225,728)	(9,246,300)	(860,069)	(12,184,827)	(496,624)

Realized gain (loss) on investments	118,044	7,960	301,259	3,387	(151,769)	(37,127)	(292,993)	(382)
Change in unrealized gain (loss) on investments	105,647	11,720	(70,471)	64,475	127,664	(215,686)	222,097	1,715

Net gain (loss) on investments	223,691	19,680	230,788	67,862	(24,105)	(252,813)	(70,896)	1,333

Reinvested capital gains	119,633	–	–	7,412	–	127,594	73,171	2,435

Net increase (decrease) in contract owners’ equity resulting from operations	$360,713	20,940	218,454	172,891	170,733	25,964	579,704	12,354

Investment activity:	RCFMicroCap	TRowEqInc2	TRowMidCap2	TRowNewAmG	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKMidCapG
Reinvested dividends	$9,973	75,992	–	196	9,522	353	9,952	–
Mortality and expense risk charges (note 3)	(12,356)	(13,423)	(8,034)	(894)	(4,215)	(4,163)	(299)	(803)

Net investment income (loss)	(2,383)	62,569	(8,034)	(698)	5,307	(3,810)	9,653	(803)

Proceeds from mutual fund shares sold	1,377,679	4,221,164	1,699,442	10,372	574,108	9,383,313	95,413	41,555
Cost of mutual fund shares sold	(1,089,940)	(3,939,148)	(1,365,447)	(9,323)	(411,021)	(9,707,575)	(92,350)	(38,947)

Realized gain (loss) on investments	287,739	282,016	333,995	1,049	163,087	(324,262)	3,063	2,608
Change in unrealized gain (loss) on investments	393,887	538,836	(449,639)	25,193	228,271	(340,970)	(2,641)	5,941

Net gain (loss) on investments	681,626	820,852	(115,644)	26,242	391,358	(665,232)	422	8,549

Reinvested capital gains	303,792	163,168	353,767	5,483	149,913	30,034	2,162	19,993

Net increase (decrease) in contract owners’ equity resulting from operations	$983,035	1,046,589	230,089	31,027	546,578	(639,008)	12,237	27,739

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst	WFAVTDisc	WFAVTOpp
Reinvested dividends	$37,760	–	–
Mortality and expense risk charges (note 3)	(9,028)	(68)	(4,227)

Net investment income (loss)	28,732	(68)	(4,227)

Proceeds from mutual fund shares sold	1,719,614	4,651	2,408,514
Cost of mutual fund shares sold	(1,142,208)	(3,521)	(2,075,659)

Realized gain (loss) on investments	577,406	1,130	332,855
Change in unrealized gain (loss) on investments	308,320	2,554	(328,650)

Net gain (loss) on investments	885,726	3,684	4,205

Reinvested capital gains	226,699	–	200,064

Net increase (decrease) in contract owners’ equity resulting from operations	$1,141,157	3,616	200,042

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMIntGr		AlVPGrIncA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,806,542	4,975,100	35	(16)	(425)	–	2,539	4,174
Realized gain (loss) on investments	14,567,840	11,202,948	579	466	67,799	–	2,992	32,482
Change in unrealized gain (loss) on investments	6,489,090	(1,436,382)	696	136	–	–	66,976	(36,484)
Reinvested capital gains	6,305,889	4,267,322	826	122	–	–	12,765	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,169,361	19,008,988	2,136	708	67,374	–	85,272	172

Equity transactions:
Purchase payments received from contract owners (note 6)	6,668,296	7,435,172	7	8,156	–	–	38	27,792
Transfers between funds	–	–	7,011	(4,428)	1,479,998	–	769,360	(688,436)
Surrenders (note 6)	(35,612,692)	(5,251,072)	–	–	(1,543,518)	–	–	(194,146)
Death benefits (note 4)	(351,170)	(119,076)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	12,239	(32)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,583,931)	(6,366,534)	(348)	(304)	(3,849)	–	(5,616)	(4,134)
Adjustments to maintain reserves	5,190	10,485	36	10	(5)	–	31	107

Net equity transactions	(34,862,068)	(4,291,057)	6,706	3,434	(67,374)	–	763,813	(858,817)

Net change in contract owners’ equity	(692,707)	14,717,931	8,842	4,142	–	–	849,085	(858,645)
Contract owners’ equity beginning of period	342,050,503	327,332,572	11,025	6,883	–	–	132,368	991,013

Contract owners’ equity end of period	$341,357,796	342,050,503	19,867	11,025	–	–	981,453	132,368

CHANGES IN UNITS:
Beginning units	28,035,538	28,114,592	720	474	–	–	8,602	67,276

Units purchased	5,248,312	6,839,867	450	648	99,374	–	46,154	2,779
Units redeemed	(7,661,374)	(6,918,921)	(22)	(402)	(99,374)	–	(348)	(61,453)

Ending units	25,622,476	28,035,538	1,148	720	–	–	54,408	8,602

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlVPIntlValA		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(224)	–	52,787	6,748	(4,325)	(3,414)	168,603	173,696
Realized gain (loss) on investments	27	–	(223,553)	64,238	115,108	105,312	1,231,984	22,404
Change in unrealized gain (loss) on investments	41,504	–	(2,703)	(50,667)	154,233	194,357	427,055	239,330
Reinvested capital gains	–	–	180,295	162	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,307	–	6,826	20,481	265,016	296,255	1,827,642	435,430

Equity transactions:
Purchase payments received from contract owners (note 6)	1,529	–	–	14,352	–	46,100	95,687	91,430
Transfers between funds	408,538	–	2,858,960	(276,724)	11,384	582,230	(815,874)	40,680
Surrenders (note 6)	–	–	(2,928,002)	(100,132)	(194,203)	(462,014)	(143,825)	(32,586)
Death benefits (note 4)	–	–	–	–	–	–	(30,696)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(380)	–	(8,103)	(14,004)	(47,541)	(39,314)	(160,567)	(148,892)
Adjustments to maintain reserves	17	–	(12)	14	(32)	9	(5)	19

Net equity transactions	409,704	–	(77,157)	(376,494)	(230,392)	127,011	(1,055,280)	(49,349)

Net change in contract owners’ equity	451,011	–	(70,331)	(356,013)	34,624	423,266	772,362	386,081
Contract owners’ equity beginning of period	–	–	70,331	426,344	1,640,088	1,216,822	10,119,991	9,733,910

Contract owners’ equity end of period	$451,011	–	–	70,331	1,674,712	1,640,088	10,892,353	10,119,991

CHANGES IN UNITS:
Beginning units	–	–	5,834	37,018	114,984	103,872	830,724	834,888

Units purchased	39,868	–	233,360	1,197	1,394	49,647	7,417	14,602
Units redeemed	(36)	–	(239,194)	(32,381)	(15,964)	(38,535)	(70,689)	(18,766)

Ending units	39,832	–	–	5,834	100,414	114,984	767,452	830,724

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPUltra		ACVPVal		BCFTCpAsset
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$108,778	66,340	(1,876)	(748)	70,395	30,536	(1,697)	(870)
Realized gain (loss) on investments	1,073,610	276,363	(11,272)	402	(28,321)	288,100	47,043	86,894
Change in unrealized gain (loss) on investments	(85,023)	527,505	(9,854)	12,712	(32,598)	(609,848)	42,204	(46,683)
Reinvested capital gains	–	–	–	–	488,908	486,362	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,097,365	870,208	(23,002)	12,366	498,384	195,150	87,550	39,341

Equity transactions:
Purchase payments received from contract owners (note 6)	139,476	60,320	22,335	27,860	5,693	39,292	36	52,886
Transfers between funds	(2,745,554)	(847,824)	(383,460)	838,350	1,164,586	(431,568)	401,588	(185,924)
Surrenders (note 6)	(342,470)	(138,284)	–	–	(4,025,149)	(41,746)	(33,957)	–
Death benefits (note 4)	–	–	(12,434)	–	–	(16,714)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,801)	(110,374)	(7,792)	(3,352)	(55,868)	(121,316)	(15,435)	(9,282)
Adjustments to maintain reserves	(39)	43	13	5	11	19	(6)	19

Net equity transactions	(3,044,388)	(1,036,119)	(381,338)	862,863	(2,910,727)	(572,033)	352,226	(142,301)

Net change in contract owners’ equity	(1,947,023)	(165,911)	(404,340)	875,229	(2,412,343)	(376,883)	439,776	(102,960)
Contract owners’ equity beginning of period	6,917,404	7,083,315	891,814	16,585	4,516,805	4,893,688	280,682	383,642

Contract owners’ equity end of period	$4,970,381	6,917,404	487,474	891,814	2,104,462	4,516,805	720,458	280,682

CHANGES IN UNITS:
Beginning units	620,300	706,222	79,294	1,504	273,906	310,922	17,282	24,338

Units purchased	18,622	59,867	2,163	79,412	72,358	2,494	24,102	17,126
Units redeemed	(307,252)	(145,789)	(36,537)	(1,622)	(238,440)	(39,510)	(2,908)	(24,182)

Ending units	331,670	620,300	44,920	79,294	107,824	273,906	38,476	17,282

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BRIntIndx		CalVSSoEq		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(2)	(13)	(6)	(708)	(904)	405	262
Realized gain (loss) on investments	–	105	644	2	4,944	64,901	6,444	3,974
Change in unrealized gain (loss) on investments	–	–	(17)	160	36,476	(22,324)	(190)	1,274
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	103	614	156	40,712	41,673	6,659	5,510

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(104)	–	–	109,702	19,314	115	–
Transfers between funds	–	–	2,356	3,892	(24,822)	(30,802)	15,733	9,470
Surrenders (note 6)	–	–	–	–	(12,657)	–	(8,376)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(48)	(32)	(3,149)	(4,784)	(1,256)	(1,078)
Adjustments to maintain reserves	–	1	18	8	8	7	5	(18)

Net equity transactions	–	(103)	2,326	3,868	69,082	(16,265)	6,221	8,374

Net change in contract owners’ equity	–	–	2,940	4,024	109,794	25,408	12,880	13,884
Contract owners’ equity beginning of period	–	–	4,024	–	251,855	226,447	42,519	28,635

Contract owners’ equity end of period	$–	–	6,964	4,024	361,649	251,855	55,399	42,519

CHANGES IN UNITS:
Beginning units	–	–	288	–	22,414	23,348	3,828	3,020

Units purchased	–	–	169	290	9,640	2,363	1,223	918
Units redeemed	–	–	(3)	(2)	(3,552)	(3,297)	(837)	(110)

Ending units	–	–	454	288	28,502	22,414	4,214	3,828

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		CSTSmCapGr		DryIPMidCap		DryIPSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,074	1,044	(1,434)	(2,298)	–	(2)	10,152	(5,944)
Realized gain (loss) on investments	16,658	10,618	479	92,429	13	1	320,299	146,202
Change in unrealized gain (loss) on investments	10,325	3,792	22,391	(109,277)	(62)	60	399,501	48,850
Reinvested capital gains	–	–	–	–	132	2	128,243	6,406

Net increase (decrease) in contract owners’ equity resulting from operations	28,057	15,454	21,436	(19,146)	83	61	858,195	195,514

Equity transactions:
Purchase payments received from contract owners (note 6)	149	4,394	–	588	–	–	1,771	1,772
Transfers between funds	7,370	10,874	7,236	(131,200)	78	766	2,424,621	2,235,940
Surrenders (note 6)	(31,668)	(892)	(63,652)	(400,144)	–	–	(555,549)	(17,836)
Death benefits (note 4)	–	–	–	–	–	–	(419)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,091)	(4,562)	(15,805)	(31,702)	(8)	(6)	(40,639)	(18,096)
Adjustments to maintain reserves	4	(5)	12	3	(19)	26	(4)	17

Net equity transactions	(28,236)	9,809	(72,209)	(562,455)	51	786	1,829,781	2,201,797

Net change in contract owners’ equity	(179)	25,263	(50,773)	(581,601)	134	847	2,687,976	2,397,311
Contract owners’ equity beginning of period	162,515	137,252	582,937	1,164,538	847	–	4,564,367	2,167,056

Contract owners’ equity end of period	$162,336	162,515	532,164	582,937	981	847	7,252,343	4,564,367

CHANGES IN UNITS:
Beginning units	12,276	11,184	61,484	119,238	52	–	332,720	169,036

Units purchased	709	1,528	718	2,231	6	52	169,285	166,546
Units redeemed	(2,685)	(436)	(8,494)	(59,985)	(2)	–	(39,033)	(2,862)

Ending units	10,300	12,276	53,708	61,484	56	52	462,972	332,720

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryVIApp		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(191)	(458)	620,390	552,998	13,312	(3,206)	655	4,502
Realized gain (loss) on investments	14,331	2,231	3,739,734	981,942	28,375	131,659	17,641	74,509
Change in unrealized gain (loss) on investments	(3,365)	2,864	2,010,636	155,975	114,472	(67,258)	(13,449)	(58,671)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,775	4,637	6,370,760	1,690,915	156,159	61,195	4,847	20,340

Equity transactions:
Purchase payments received from contract owners (note 6)	149	16,112	380,057	401,106	16,235	103,284	–	12,566
Transfers between funds	(23,164)	(18,910)	4,185,932	(1,326,658)	50,088	(866,248)	–	(274,996)
Surrenders (note 6)	(58,588)	–	(5,573,333)	(174,970)	(137,193)	(9,630)	(8,863)	(100,968)
Death benefits (note 4)	–	–	(7,105)	–	–	(17,890)	–	–
Net policy repayments (loans) (note 5)	–	–	(181,311)	(2)	–	–	(181,314)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,236)	(5,170)	(562,902)	(758,892)	(17,881)	(30,268)	(9,059)	(24,230)
Adjustments to maintain reserves	–	(1)	242	40	5	2	(13)	13

Net equity transactions	(84,839)	(7,969)	(1,758,420)	(1,859,376)	(88,746)	(820,750)	(199,249)	(387,615)

Net change in contract owners’ equity	(74,064)	(3,332)	4,612,340	(168,461)	67,413	(759,555)	(194,402)	(367,275)
Contract owners’ equity beginning of period	179,342	182,674	41,368,441	41,536,902	1,033,701	1,793,256	194,402	561,677

Contract owners’ equity end of period	$105,278	179,342	45,980,781	41,368,441	1,101,114	1,033,701	–	194,402

CHANGES IN UNITS:
Beginning units	18,530	19,508	3,648,434	3,790,766	85,838	160,082	19,500	58,084

Units purchased	15	1,748	687,923	285,549	5,997	10,826	10	1,284
Units redeemed	(8,559)	(2,726)	(757,323)	(427,881)	(13,167)	(85,070)	(19,510)	(39,868)

Ending units	9,986	18,530	3,579,034	3,648,434	78,668	85,838	–	19,500

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIIntVal		DWSVHghRtrn		FedQualBd		FidVIPEI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$53,465	(4,552)	(327)	–	19,287	57,730	–	–
Realized gain (loss) on investments	40,568	33,772	912	–	(12,873)	(72,059)	–	(71)
Change in unrealized gain (loss) on investments	474,758	172,162	24,654	–	12,497	13,564	–	–
Reinvested capital gains	360,054	32,118	9,556	–	–	10,498	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	928,845	233,500	34,795	–	18,911	9,733	–	(71)

Equity transactions:
Purchase payments received from contract owners (note 6)	3	(40)	912	–	6,533	39,190	–	4,928
Transfers between funds	2,726,113	1,890,340	221,163	–	(29,372)	(1,145,576)	–	(4,858)
Surrenders (note 6)	–	(9,110)	–	–	(26,555)	(24,328)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,330)	(23,544)	(2,330)	–	(8,890)	(26,376)	–	–
Adjustments to maintain reserves	30	40	7	–	20	17	–	1

Net equity transactions	2,681,816	1,857,686	219,752	–	(58,264)	(1,157,073)	–	71

Net change in contract owners’ equity	3,610,661	2,091,186	254,547	–	(39,353)	(1,147,340)	–	–
Contract owners’ equity beginning of period	2,568,313	477,127	–	–	579,200	1,726,540	–	–

Contract owners’ equity end of period	$6,178,974	2,568,313	254,547	–	539,847	579,200	–	–

CHANGES IN UNITS:
Beginning units	149,700	31,060	–	–	41,670	125,504	–	–

Units purchased	146,973	126,350	22,833	–	457	3,025	–	416
Units redeemed	(2,327)	(7,710)	(221)	–	(4,751)	(86,859)	–	(416)

Ending units	294,346	149,700	22,612	–	37,376	41,670	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPGr		FidVIPGrS		FidVIPHI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$189,137	54,580	508	548	18,932	35,332	–	(24)
Realized gain (loss) on investments	371,214	9,499	12,988	(2,707)	(149,650)	(579,023)	–	993
Change in unrealized gain (loss) on investments	(80,793)	88,581	(10,823)	3,333	1,263,571	1,446,872	–	(1,959)
Reinvested capital gains	814,894	151,826	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,294,452	304,486	2,673	1,174	1,132,853	903,181	–	(990)

Equity transactions:
Purchase payments received from contract owners (note 6)	50,035	63,892	–	12,570	1,051	95,218	–	35,356
Transfers between funds	3,120,461	1,834,948	–	(12,324)	(141,416)	(499,374)	–	(35,248)
Surrenders (note 6)	(2,284,766)	(10,686)	(769)	(306,502)	(146,695)	(60,098)	–	(136,178)
Death benefits (note 4)	(8,555)	(13,246)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(181,316)	4	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,130)	(131,696)	(9,973)	(15,242)	(263,651)	(256,570)	–	(80)
Adjustments to maintain reserves	25	15	11	(3)	54	26	–	(6)

Net equity transactions	826,070	1,743,227	(192,047)	(321,497)	(550,657)	(720,798)	–	(136,156)

Net change in contract owners’ equity	2,120,522	2,047,713	(189,374)	(320,323)	582,196	182,383	–	(137,146)
Contract owners’ equity beginning of period	6,438,267	4,390,554	247,349	567,672	17,589,099	17,406,716	–	137,146

Contract owners’ equity end of period	$8,558,789	6,438,267	57,975	247,349	18,171,295	17,589,099	–	–

CHANGES IN UNITS:
Beginning units	501,478	353,350	28,712	69,542	1,692,708	1,760,184	–	10,864

Units purchased	284,434	161,352	13	1,490	16	10,666	–	2,770
Units redeemed	(216,158)	(13,224)	(22,411)	(42,320)	(48,680)	(78,142)	–	(13,634)

Ending units	569,754	501,478	6,314	28,712	1,644,044	1,692,708	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOv		FidVIPOvS		FidVIPAM
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$123,866	275,068	–	2,818	28,454	8,288	192,993	181,594
Realized gain (loss) on investments	(55,072)	11,397	–	23,416	805,531	355,278	311,946	145,960
Change in unrealized gain (loss) on investments	108,645	(245,126)	–	(30,606)	734,610	528,802	(164,754)	(59,772)
Reinvested capital gains	–	–	–	2,416	36,147	16,410	–	2,572

Net increase (decrease) in contract owners’ equity resulting from operations	177,439	41,339	–	(1,956)	1,604,742	908,778	340,185	270,354

Equity transactions:
Purchase payments received from contract owners (note 6)	54,143	62,008	–	–	132,048	141,722	(2,051)	22,842
Transfers between funds	(322,364)	(98,534)	–	(471,716)	3,103,415	2,427,688	(3,562,266)	(1,547,876)
Surrenders (note 6)	(36,157)	(42,332)	–	(88,440)	(442,348)	(23,934)	(105,917)	(374,794)
Death benefits (note 4)	(33,561)	–	–	–	(39,571)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,525)	(36,286)	–	(2,352)	(81,987)	(75,390)	(126,910)	(222,420)
Adjustments to maintain reserves	(15)	22	–	(13)	26	34	18	(8)

Net equity transactions	(359,479)	(115,122)	–	(562,521)	2,671,583	2,470,120	(3,797,126)	(2,122,256)

Net change in contract owners’ equity	(182,040)	(73,783)	–	(564,477)	4,276,325	3,378,898	(3,456,941)	(1,851,902)
Contract owners’ equity beginning of period	1,909,688	1,983,471	–	564,477	6,586,017	3,207,119	7,542,444	9,394,346

Contract owners’ equity end of period	$1,727,648	1,909,688	–	–	10,862,342	6,586,017	4,085,503	7,542,444

CHANGES IN UNITS:
Beginning units	198,202	210,542	–	55,434	507,590	291,720	662,530	856,436

Units purchased	5,364	10,196	–	–	251,382	280,744	–	2,048
Units redeemed	(41,890)	(22,536)	–	(55,434)	(45,784)	(64,874)	(327,292)	(195,954)

Ending units	161,676	198,202	–	–	713,188	507,590	335,238	662,530

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPCon		FidVIPConS		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,634	160	117,894	(10,434)	(84)	–	5,030	8,198
Realized gain (loss) on investments	141,137	10,046	1,432,149	1,186,928	3,553	–	152,290	27,219
Change in unrealized gain (loss) on investments	(136,867)	47,510	(1,070,598)	234,300	39	–	(95,357)	86,842
Reinvested capital gains	3,674	68	969,358	736	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,578	57,784	1,448,803	1,411,530	3,508	–	61,963	122,259

Equity transactions:
Purchase payments received from contract owners (note 6)	–	3,570	126,902	156,546	–	–	10,726	4,680
Transfers between funds	–	(3,516)	(3,271,362)	8,407,584	55,370	–	(91,981)	(141,452)
Surrenders (note 6)	(211,508)	–	(241,826)	(42,942)	–	–	(78,259)	–
Death benefits (note 4)	–	–	(36,786)	(15,322)	–	–	–	–
Net policy repayments (loans) (note 5)	(181,305)	(8)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,908)	(25,672)	(225,047)	(137,626)	(503)	–	(55,512)	(58,170)
Adjustments to maintain reserves	(25)	18	7	58	18	–	33	3

Net equity transactions	(405,746)	(25,608)	(3,648,112)	8,368,298	54,885	–	(214,993)	(194,939)

Net change in contract owners’ equity	(396,168)	32,176	(2,199,309)	9,779,828	58,393	–	(153,030)	(72,680)
Contract owners’ equity beginning of period	396,168	363,992	13,758,112	3,978,284	–	–	1,550,262	1,622,942

Contract owners’ equity end of period	$–	396,168	11,558,803	13,758,112	58,393	–	1,397,232	1,550,262

CHANGES IN UNITS:
Beginning units	28,138	30,156	797,956	261,484	–	–	160,854	182,896

Units purchased	–	277	7,478	551,590	5,590	–	1,136	1,607
Units redeemed	(28,138)	(2,295)	(198,944)	(15,118)	(48)	–	(23,976)	(23,649)

Ending units	–	28,138	606,490	797,956	5,542	–	138,014	160,854

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPVaIS		FrVIPSmCapV2		FrVIPForSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(711)	–	128	(438)	(68)	–	20,316	38,718
Realized gain (loss) on investments	7,140	–	(2,147)	13,293	7	–	133,803	504,347
Change in unrealized gain (loss) on investments	74,773	–	(766)	(23,087)	6,381	–	339,184	(238,512)
Reinvested capital gains	488	–	6,435	6,452	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	81,690	–	3,650	(3,780)	6,320	–	493,303	304,553

Equity transactions:
Purchase payments received from contract owners (note 6)	4,408	–	(2)	5,606	465	–	4,894	11,066
Transfers between funds	1,141,191	–	(17,435)	(162,004)	128,712	–	175,220	(746,916)
Surrenders (note 6)	–	–	–	(5,040)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(148)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,419)	–	(259)	(2,954)	(114)	–	(24,862)	(28,462)
Adjustments to maintain reserves	51	–	(15)	11	22	–	3	5

Net equity transactions	1,144,231	–	(17,711)	(164,381)	129,085	–	155,107	(764,307)

Net change in contract owners’ equity	1,225,921	–	(14,061)	(168,161)	135,405	–	648,410	(459,754)
Contract owners’ equity beginning of period	–	–	36,810	204,971	–	–	2,454,749	2,914,503

Contract owners’ equity end of period	$1,225,921	–	22,749	36,810	135,405	–	3,103,159	2,454,749

CHANGES IN UNITS:
Beginning units	–	–	2,682	15,278	–	–	151,146	197,082

Units purchased	90,235	–	–	457	10,231	–	33,347	58,517
Units redeemed	(107)	–	(1,252)	(13,053)	(9)	–	(26,775)	(104,453)

Ending units	90,128	–	1,430	2,682	10,222	–	157,718	151,146

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts		GVITFHiInc		GVITGlFin		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$664	3,346	113,982	83,674	19,425	4,554	(807)	(838)
Realized gain (loss) on investments	310,137	(332,801)	(1,965)	2,349	9,539	142	69,799	(8,050)
Change in unrealized gain (loss) on investments	45,647	(7,319)	46,987	(56,482)	37,028	(51,611)	1,114	(1,083)
Reinvested capital gains	4,572	19,838	–	–	140,063	70,038	–	26,224

Net increase (decrease) in contract owners’ equity resulting from operations	361,020	(316,936)	159,004	29,541	206,055	23,123	70,106	16,253

Equity transactions:
Purchase payments received from contract owners (note 6)	3,151	(13,274)	152,016	131,796	4,523	(12)	–	(104)
Transfers between funds	(254,222)	526,198	269,794	109,760	234,747	921,092	(58,227)	374
Surrenders (note 6)	–	–	–	(11,352)	(141,908)	–	–	–
Death benefits (note 4)	–	–	(12,088)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,659)	(44,484)	(18,945)	(17,866)	(31,766)	(862)	(7,788)	(9,658)
Adjustments to maintain reserves	1,730	13,652	(5)	15	20	2	(8)	1

Net equity transactions	(265,000)	482,092	390,772	212,353	65,616	920,220	(66,023)	(9,387)

Net change in contract owners’ equity	96,020	165,156	549,776	241,894	271,671	943,343	4,083	6,866
Contract owners’ equity beginning of period	249,551	84,395	1,206,095	964,201	949,058	5,715	9,724	2,858

Contract owners’ equity end of period	$345,571	249,551	1,755,871	1,206,095	1,220,729	949,058	13,807	9,724

CHANGES IN UNITS:
Beginning units	13,642	6,104	86,974	71,000	58,114	388	736	234

Units purchased	5,243	10,520	29,955	18,888	13,804	57,781	860	1,269
Units redeemed	(5,033)	(2,982)	(2,167)	(2,914)	(9,638)	(55)	(576)	(767)

Ending units	13,852	13,642	114,762	86,974	62,280	58,114	1,020	736

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlUtl		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,299)	(756)	(921)	32	370,129	474,702	(542)	(452)
Realized gain (loss) on investments	26,385	7,890	261,777	502	(247,748)	(288,169)	13,849	5,328
Change in unrealized gain (loss) on investments	(60,970)	11,289	507	(562)	75,495	198,094	1,177	14,289
Reinvested capital gains	–	–	562	430	76,572	26,058	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(35,884)	18,423	261,925	402	274,448	410,685	14,484	19,165

Equity transactions:
Purchase payments received from contract owners (note 6)	5,730	2	–	(428)	84,640	686,638	198	5,822
Transfers between funds	3,398,303	243,786	(248,256)	4,006	(144,510)	(4,421,590)	28,712	72,602
Surrenders (note 6)	–	–	–	–	(2,305,941)	–	(42,456)	–
Death benefits (note 4)	–	–	–	–	–	(14,660)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,429)	(8,278)	(12,579)	(14)	(270,026)	(416,694)	(7,260)	(6,744)
Adjustments to maintain reserves	6	1	(12)	19	31	(17)	(2)	6

Net equity transactions	3,396,610	235,511	(260,847)	3,583	(2,635,806)	(4,166,323)	(20,808)	71,686

Net change in contract owners’ equity	3,360,726	253,934	1,078	3,985	(2,361,358)	(3,755,638)	(6,324)	90,851
Contract owners’ equity beginning of period	280,248	26,314	3,985	–	11,470,083	15,225,721	284,741	193,890

Contract owners’ equity end of period	$3,640,974	280,248	5,063	3,985	9,108,725	11,470,083	278,417	284,741

CHANGES IN UNITS:
Beginning units	89,376	8,328	270	–	785,122	1,079,754	43,126	31,208

Units purchased	960,063	83,907	624	271	5,661	48,353	4,210	14,286
Units redeemed	(2,319)	(2,859)	(644)	(1)	(190,677)	(342,985)	(7,534)	(2,368)

Ending units	1,047,120	89,376	250	270	600,106	785,122	39,802	43,126

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,208	346	9	3,524	18,235	15,010	21	(10)
Realized gain (loss) on investments	13,178	86	–	19,635	1,087	50,409	149	194
Change in unrealized gain (loss) on investments	86,730	30,421	(3)	(18,972)	53,459	(31,678)	10	–
Reinvested capital gains	853	720	–	2,196	6,832	12,786	23	–

Net increase (decrease) in contract owners’ equity resulting from operations	103,969	31,573	6	6,383	79,613	46,527	203	184

Equity transactions:
Purchase payments received from contract owners (note 6)	–	126	–	–	4,156	1,128	–	(188)
Transfers between funds	(7,552)	291,714	976	(321,154)	231,997	(325,244)	800	–
Surrenders (note 6)	–	–	–	–	–	(13,182)	–	–
Death benefits (note 4)	–	–	–	–	(1,846)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,361)	(648)	(1)	(3,558)	(15,260)	(18,306)	(10)	2
Adjustments to maintain reserves	2	–	3	(1)	8	23	23	2

Net equity transactions	(16,911)	291,192	978	(324,713)	219,055	(355,581)	813	(184)

Net change in contract owners’ equity	87,058	322,765	984	(318,330)	298,668	(309,054)	1,016	–
Contract owners’ equity beginning of period	322,765	–	–	318,330	728,559	1,037,613	–	–

Contract owners’ equity end of period	$409,823	322,765	984	–	1,027,227	728,559	1,016	–

CHANGES IN UNITS:
Beginning units	32,376	–	–	28,254	58,110	86,964	–	–

Units purchased	–	32,446	80	–	16,955	66,303	69	–
Units redeemed	(1,382)	(70)	–	(28,254)	(1,303)	(95,157)	(1)	–

Ending units	30,994	32,376	80	–	73,762	58,110	68	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModCon2		GVITJPBal		GVITMdCpGr		GVITMdCpIdx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$19	–	105,324	197,250	(1,066)	(2,342)	14,925	21,176
Realized gain (loss) on investments	25	–	734,473	51,560	72,340	(49,652)	170,656	183,089
Change in unrealized gain (loss) on investments	–	–	(465,221)	49,966	(25,635)	(12,354)	(91,790)	(190,063)
Reinvested capital gains	12	–	–	–	–	–	22,098	144,956

Net increase (decrease) in contract owners’ equity resulting from operations	56	–	374,576	298,776	45,639	(64,348)	115,889	159,158

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	6,116	17,106	41,960	5,022	8,323	9,032
Transfers between funds	931	–	(8,517,103)	3,708,504	35,972	(244,460)	(1,723,056)	(779,450)
Surrenders (note 6)	–	–	(86,918)	(1,170)	(233,354)	–	(11,771)	(2,248)
Death benefits (note 4)	–	–	–	–	–	–	(3,258)	(12,946)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5)	–	(115,807)	(124,374)	(11,869)	(29,802)	(15,139)	(20,414)
Adjustments to maintain reserves	17	–	15	1	9	(21)	(47)	39

Net equity transactions	943	–	(8,713,697)	3,600,067	(167,282)	(269,261)	(1,744,948)	(805,987)

Net change in contract owners’ equity	999	–	(8,339,121)	3,898,843	(121,643)	(333,609)	(1,629,059)	(646,829)
Contract owners’ equity beginning of period	–	–	11,961,179	8,062,336	535,759	869,368	2,582,687	3,229,516

Contract owners’ equity end of period	$999	–	3,622,058	11,961,179	414,116	535,759	953,628	2,582,687

CHANGES IN UNITS:
Beginning units	–	–	1,069,950	740,476	42,526	75,540	162,490	210,570

Units purchased	76	–	7,296	365,329	5,896	443	1,674	19,823
Units redeemed	–	–	(783,482)	(35,855)	(18,440)	(33,457)	(115,502)	(67,903)

Ending units	76	–	293,764	1,069,950	29,982	42,526	48,662	162,490

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITMyMkt5		GVITNWFund		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$26,414	78,166	2,947,752	1,622,780	4,238	12,896	(3,036)	(4,682)
Realized gain (loss) on investments	–	–	–	–	408,039	25,407	54,874	775,445
Change in unrealized gain (loss) on investments	–	–	–	–	(319,069)	93,564	(21,124)	(847,614)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,414	78,166	2,947,752	1,622,780	93,208	131,867	30,714	(76,851)

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(4)	3,114,183	3,370,488	72,496	17,056	16,930	21,924
Transfers between funds	(399,998)	(22,668,884)	(7,978,907)	21,901,726	55,429	(5,054)	(168,070)	(2,774,712)
Surrenders (note 6)	–	–	(3,757,090)	(526,210)	(1,549,261)	–	(32,429)	(7,156)
Death benefits (note 4)	–	–	(63,574)	–	–	–	(6,399)	–
Net policy repayments (loans) (note 5)	–	–	918,789	(20)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,395)	(65,108)	(1,422,435)	(1,294,778)	(7,535)	(69,496)	(24,100)	(41,816)
Adjustments to maintain reserves	(5)	(60)	(236)	364	(10)	19	29	(2)

Net equity transactions	(408,398)	(22,734,056)	(9,189,270)	23,451,570	(1,428,881)	(57,475)	(214,039)	(2,801,762)

Net change in contract owners’ equity	(381,984)	(22,655,890)	(6,241,518)	25,074,350	(1,335,673)	74,392	(183,325)	(2,878,613)
Contract owners’ equity beginning of period	1,002,472	23,658,362	71,327,792	46,253,442	1,936,782	1,862,390	1,320,465	4,199,078

Contract owners’ equity end of period	$620,488	1,002,472	65,086,274	71,327,792	601,109	1,936,782	1,137,140	1,320,465

CHANGES IN UNITS:
Beginning units	81,346	2,005,646	6,864,472	4,566,566	168,102	173,286	79,800	273,590

Units purchased	–	2	686,758	2,485,680	10,976	1,667	1,076	1,860
Units redeemed	(33,058)	(1,924,302)	(1,551,758)	(187,774)	(132,742)	(6,851)	(14,124)	(195,650)

Ending units	48,288	81,346	5,999,472	6,864,472	46,336	168,102	66,752	79,800

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$11,437	(11,716)	(10,926)	(23,108)	47	(34)	1,062	1,236
Realized gain (loss) on investments	28,674	184,208	25,951	882,214	(847)	20	4,646	4,867
Change in unrealized gain (loss) on investments	452,852	(591,359)	699,121	(869,951)	696	(1,050)	1,646	(3,927)
Reinvested capital gains	466,671	697,936	139,532	1,194,206	520	2,732	3,329	2,236

Net increase (decrease) in contract owners’ equity resulting from operations	959,634	279,069	853,678	1,183,361	416	1,668	10,683	4,412

Equity transactions:
Purchase payments received from contract owners (note 6)	17,578	95,020	126,626	217,786	–	–	149	4,296
Transfers between funds	(365,568)	(162,838)	(675,190)	613,344	27,487	9,414	(10,429)	8,460
Surrenders (note 6)	(203,878)	(9,596)	(3,072,940)	(126,122)	–	–	(11,395)	–
Death benefits (note 4)	(12,582)	(11,948)	(46,895)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,740)	(157,730)	(148,021)	(278,302)	(262)	(140)	(1,953)	(2,760)
Adjustments to maintain reserves	52	(13)	(22)	18	(5)	(13)	–	4

Net equity transactions	(707,138)	(247,105)	(3,816,442)	426,724	27,220	9,261	(23,628)	10,000

Net change in contract owners’ equity	252,496	31,964	(2,962,764)	1,610,085	27,636	10,929	(12,945)	14,412
Contract owners’ equity beginning of period	5,979,739	5,947,775	10,053,584	8,443,499	16,575	5,646	89,040	74,628

Contract owners’ equity end of period	$6,232,235	5,979,739	7,090,820	10,053,584	44,211	16,575	76,095	89,040

CHANGES IN UNITS:
Beginning units	281,280	287,648	524,046	495,696	1,062	404	7,630	6,650

Units purchased	8,931	96,830	6,314	160,352	1,803	669	13	1,228
Units redeemed	(39,659)	(103,198)	(217,978)	(132,002)	(17)	(11)	(2,003)	(248)

Ending units	250,552	281,280	312,382	524,046	2,848	1,062	5,640	7,630

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GSVMdCpV		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$89,892	91,304	2,200	2,016	24,989	10,974	7,773	6,228
Realized gain (loss) on investments	(9,870)	1,520	30,825	8,486	193,030	308,832	3,315	113,729
Change in unrealized gain (loss) on investments	12,695	(57,484)	51,931	42,904	(108,642)	(307,764)	33,292	(104,980)
Reinvested capital gains	5,068	13,296	–	–	360,585	302,186	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	97,785	48,636	84,956	53,406	469,962	314,228	44,380	14,977

Equity transactions:
Purchase payments received from contract owners (note 6)	–	1,830	5,263	7,716	3,614	(2)	110	22,486
Transfers between funds	274,784	173,016	2,622	226,144	389,522	(132,518)	61,665	(793,684)
Surrenders (note 6)	(330,050)	(28,588)	(43,597)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,450)	(50,216)	(9,890)	(7,206)	(29,645)	(31,388)	(4,379)	(9,572)
Adjustments to maintain reserves	(20)	(8)	(10)	(209)	29	5	8	–

Net equity transactions	(90,736)	96,034	(45,612)	226,445	363,520	(163,903)	57,404	(780,770)

Net change in contract owners’ equity	7,049	144,670	39,344	279,851	833,482	150,325	101,784	(765,793)
Contract owners’ equity beginning of period	2,452,579	2,307,909	376,349	96,498	2,786,657	2,636,332	380,458	1,146,251

Contract owners’ equity end of period	$2,459,628	2,452,579	415,693	376,349	3,620,139	2,786,657	482,242	380,458

CHANGES IN UNITS:
Beginning units	170,534	163,570	30,076	9,180	155,806	165,892	28,800	93,180

Units purchased	18,155	36,746	1,763	21,546	21,542	8,292	4,665	1,937
Units redeemed	(25,161)	(29,782)	(5,383)	(650)	(2,670)	(18,378)	(321)	(66,317)

Ending units	163,528	170,534	26,456	30,076	174,678	155,806	33,144	28,800

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTech		JanIntGroS		JPMMidCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(325)	(1,360)	(1,963)	(2,336)	27,090	8,480	(3,251)	(2,078)
Realized gain (loss) on investments	46,378	(6,260)	58,528	92,426	121,812	11,385	127,000	50,988
Change in unrealized gain (loss) on investments	(25,873)	11,497	(11,855)	8,096	464,101	264,038	(31,007)	35,998
Reinvested capital gains	–	–	–	–	–	–	39,386	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,180	3,877	44,710	98,186	613,003	283,903	132,128	84,908

Equity transactions:
Purchase payments received from contract owners (note 6)	28,900	11,724	89,239	23,918	101,547	72,360	–	–
Transfers between funds	(13,945)	169,898	(427,115)	105,208	399,396	226,370	30,704	262,956
Surrenders (note 6)	(187,228)	–	–	–	(145,933)	–	(17,202)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,771)	(20,022)	(18,200)	(22,300)	(24,158)	(21,228)	(13,866)	(8,842)
Adjustments to maintain reserves	10	(12)	13	(2)	1	23	(3)	(7)

Net equity transactions	(180,034)	161,588	(356,063)	106,824	330,853	277,525	(367)	254,107

Net change in contract owners’ equity	(159,854)	165,465	(311,353)	205,010	943,856	561,428	131,761	339,015
Contract owners’ equity beginning of period	436,975	271,510	906,903	701,893	1,209,585	648,157	1,113,589	774,574

Contract owners’ equity end of period	$277,121	436,975	595,550	906,903	2,153,441	1,209,585	1,245,350	1,113,589

CHANGES IN UNITS:
Beginning units	51,332	35,812	229,836	197,930	123,920	87,392	69,100	53,262

Units purchased	5,857	19,072	23,788	38,891	42,597	39,273	9,267	16,429
Units redeemed	(27,265)	(3,552)	(113,302)	(6,985)	(15,679)	(2,745)	(8,819)	(591)

Ending units	29,924	51,332	140,322	229,836	150,838	123,920	69,548	69,100

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMMidCapV		NBAMTFasc		NBAMTGro		NBAMTGuard
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$18	–	(12)	(8)	–	(776)	11,190	(16)
Realized gain (loss) on investments	(178)	–	382	23	–	97,313	223,148	25,691
Change in unrealized gain (loss) on investments	–	–	(251)	75	–	(50,931)	52,179	177,451
Reinvested capital gains	250	–	122	18	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	90	–	241	108	–	45,606	286,517	203,126

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	12,920	9,040	62
Transfers between funds	(86)	–	571	1,618	–	(314,148)	(814,003)	569,914
Surrenders (note 6)	–	–	–	–	–	(103,362)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4)	–	(51)	(38)	–	(9,894)	(40,087)	(36,078)
Adjustments to maintain reserves	–	–	43	(44)	–	(10)	21	27

Net equity transactions	(90)	–	563	1,536	–	(414,494)	(845,029)	533,925

Net change in contract owners’ equity	–	–	804	1,644	–	(368,888)	(558,512)	737,051
Contract owners’ equity beginning of period	–	–	4,026	2,382	–	368,888	3,050,228	2,313,177

Contract owners’ equity end of period	$–	–	4,830	4,026	–	–	2,491,716	3,050,228

CHANGES IN UNITS:
Beginning units	–	–	280	170	–	46,276	240,748	194,318

Units purchased	–	–	43	123	–	1,499	664	49,403
Units redeemed	–	–	(3)	(13)	–	(47,775)	(71,964)	(2,973)

Ending units	–	–	320	280	–	–	169,448	240,748

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGr		NBAMTPart		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	(2,787)	(3,222)	8,462	9,168	19,065	25,060
Realized gain (loss) on investments	–	(9)	87,801	136,914	114,564	157,845	1,130	(30,989)
Change in unrealized gain (loss) on investments	–	–	54,667	(33,426)	(142,239)	50,918	34,355	(37,683)
Reinvested capital gains	–	–	–	–	194,290	294	47,454	57,222

Net increase (decrease) in contract owners’ equity resulting from operations	–	(9)	139,681	100,266	175,077	218,225	102,004	13,610

Equity transactions:
Purchase payments received from contract owners (note 6)	–	11,142	4,505	37,530	35,593	43,718	–	39,278
Transfers between funds	–	(11,134)	19,431	(284,948)	105,069	(33,454)	67,802	125,180
Surrenders (note 6)	–	–	(26,843)	–	(18,897)	(362,402)	(120,059)	(327,914)
Death benefits (note 4)	–	–	–	–	(6,016)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(18,581)	(22,946)	(24,681)	(27,214)	(27,490)	(35,904)
Adjustments to maintain reserves	–	1	28	(9)	8	(22)	11	–

Net equity transactions	–	9	(21,460)	(270,373)	91,076	(379,374)	(79,736)	(199,360)

Net change in contract owners’ equity	–	–	118,221	(170,107)	266,153	(161,149)	22,268	(185,750)
Contract owners’ equity beginning of period	–	–	1,126,765	1,296,872	1,482,667	1,643,816	983,039	1,168,789

Contract owners’ equity end of period	$–	–	1,244,986	1,126,765	1,748,820	1,482,667	1,005,307	983,039

CHANGES IN UNITS:
Beginning units	–	–	78,930	103,072	106,762	139,378	75,488	93,010

Units purchased	–	953	295	3,023	9,167	3,982	5,142	10,699
Units redeemed	–	(953)	(2,997)	(27,165)	(3,457)	(36,598)	(11,000)	(28,221)

Ending units	–	–	76,228	78,930	112,472	106,762	69,630	75,488

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppBdFd		OppGlSec		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$16,291	91,448	58,724	79,486	17,389	4,010	1,260	1,902
Realized gain (loss) on investments	395,750	232,637	(8,912)	(8,650)	118,044	39,850	7,960	11,584
Change in unrealized gain (loss) on investments	293,801	167,575	6,654	(39,841)	105,647	106,759	11,720	(3,551)
Reinvested capital gains	–	–	–	–	119,633	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	705,842	491,660	56,466	30,995	360,713	150,619	20,940	9,935

Equity transactions:
Purchase payments received from contract owners (note 6)	603,847	69,236	–	83,204	(1)	16,964	–	506
Transfers between funds	(823,724)	(2,125,364)	91,090	159,362	164,978	1,111,022	(19,612)	(121,058)
Surrenders (note 6)	(249,281)	(70,490)	(315,759)	(416,580)	(15,464)	–	(20,875)	–
Death benefits (note 4)	–	–	–	–	–	(16,350)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,145)	(164,320)	(33,146)	(48,612)	(20,439)	(11,014)	(2,788)	(4,730)
Adjustments to maintain reserves	49	7	30	1	9	1	(8)	4

Net equity transactions	(621,254)	(2,290,931)	(257,785)	(222,625)	129,083	1,100,623	(43,283)	(125,278)

Net change in contract owners’ equity	84,588	(1,799,271)	(201,319)	(191,630)	489,796	1,251,242	(22,343)	(115,343)
Contract owners’ equity beginning of period	9,322,672	11,121,943	1,307,705	1,499,335	1,989,035	737,793	177,173	292,516

Contract owners’ equity end of period	$9,407,260	9,322,672	1,106,386	1,307,705	2,478,831	1,989,035	154,830	177,173

CHANGES IN UNITS:
Beginning units	698,816	952,868	98,238	115,260	157,524	66,624	16,924	29,538

Units purchased	42,159	48,734	6,862	18,100	12,350	94,791	–	53
Units redeemed	(84,993)	(302,786)	(25,956)	(35,122)	(2,654)	(3,891)	(4,034)	(12,667)

Ending units	655,982	698,816	79,144	98,238	167,220	157,524	12,890	16,924

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMidCap		PVITAllAst		PVITLowDur		PVITRealRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,334)	(12,786)	97,617	1,168	194,838	143,488	151,183	57,918
Realized gain (loss) on investments	301,259	2,451	3,387	(18)	(151,769)	(2,372)	(37,127)	(22,480)
Change in unrealized gain (loss) on investments	(70,471)	789,659	64,475	(861)	127,664	(125,493)	(215,686)	(65,372)
Reinvested capital gains	–	–	7,412	192	–	19,234	127,594	28,740

Net increase (decrease) in contract owners’ equity resulting from operations	218,454	779,324	172,891	481	170,733	34,857	25,964	(1,194)

Equity transactions:
Purchase payments received from contract owners (note 6)	193,563	141,024	28,767	–	7,398	15,110	183,876	862
Transfers between funds	(714,878)	(1,788,708)	2,718,679	64,664	(4,691,752)	3,228,568	1,504,924	1,909,490
Surrenders (note 6)	(333,730)	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,182)	(117,436)	(31,943)	(174)	(104,163)	(101,810)	(43,480)	(28,964)
Adjustments to maintain reserves	38	42	(13)	21	749	(955)	1,406	(679)

Net equity transactions	(962,189)	(1,765,078)	2,715,490	64,511	(4,787,768)	3,140,913	1,646,726	1,880,709

Net change in contract owners’ equity	(743,735)	(985,754)	2,888,381	64,992	(4,617,035)	3,175,770	1,672,690	1,879,515
Contract owners’ equity beginning of period	7,465,532	8,451,286	64,992	–	7,188,671	4,012,901	3,145,157	1,265,642

Contract owners’ equity end of period	$6,721,797	7,465,532	2,953,373	64,992	2,571,636	7,188,671	4,817,847	3,145,157

CHANGES IN UNITS:
Beginning units	593,346	748,036	5,472	–	675,330	379,822	252,714	103,544

Units purchased	15,152	18,055	235,320	5,486	901	317,696	135,989	151,514
Units redeemed	(90,332)	(172,745)	(2,608)	(14)	(443,267)	(22,188)	(3,479)	(2,344)

Ending units	518,166	593,346	238,184	5,472	232,964	675,330	385,224	252,714

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITTotRet		PioHiYield		RCFMicroCap		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$577,429	418,246	8,586	3,198	(2,383)	13,088	62,569	75,178
Realized gain (loss) on investments	(292,993)	65,411	(382)	(615)	287,739	165,722	282,016	385,333
Change in unrealized gain (loss) on investments	222,097	(423,522)	1,715	(4,285)	393,887	210,832	538,836	(449,046)
Reinvested capital gains	73,171	223,718	2,435	2,916	303,792	69,916	163,168	306,796

Net increase (decrease) in contract owners’ equity resulting from operations	579,704	283,853	12,354	1,214	983,035	459,558	1,046,589	318,261

Equity transactions:
Purchase payments received from contract owners (note 6)	32,168	16,684	1	–	662	152,246	237,744	57,142
Transfers between funds	864,590	(3,545,742)	163,821	(178,376)	140,552	(247,652)	(1,945,991)	2,249,346
Surrenders (note 6)	(1,075,781)	–	–	–	(22,229)	(73,472)	(1,368)	(13,950)
Death benefits (note 4)	(13,750)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,053)	(113,446)	(1,181)	(742)	(69,603)	(61,710)	(58,862)	(65,422)
Adjustments to maintain reserves	265	(2,174)	94	(27)	70	234	73	(1)

Net equity transactions	(344,561)	(3,644,678)	162,735	(179,145)	49,452	(230,354)	(1,768,404)	2,227,115

Net change in contract owners’ equity	235,143	(3,360,825)	175,089	(177,931)	1,032,487	229,204	(721,815)	2,545,376
Contract owners’ equity beginning of period	13,332,306	16,693,131	6,469	184,400	4,644,140	4,414,936	6,832,851	4,287,475

Contract owners’ equity end of period	$13,567,449	13,332,306	181,558	6,469	5,676,627	4,644,140	6,111,036	6,832,851

CHANGES IN UNITS:
Beginning units	1,151,040	1,472,630	430	12,464	244,076	258,352	456,876	296,614

Units purchased	232,627	149,638	10,796	–	39,965	28,468	29,796	165,949
Units redeemed	(252,899)	(471,228)	(76)	(12,034)	(36,989)	(42,744)	(141,296)	(5,687)

Ending units	1,130,768	1,151,040	11,150	430	247,052	244,076	345,376	456,876

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowMidCap2		TRowNewAmG		VEWrldBd		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(8,034)	(11,848)	(698)	(298)	–	–	5,307	(164)
Realized gain (loss) on investments	333,995	1,524,299	1,049	137	–	22	163,087	49,885
Change in unrealized gain (loss) on investments	(449,639)	(1,150,580)	25,193	13,855	–	–	228,271	244,337
Reinvested capital gains	353,767	228,406	5,483	–	–	–	149,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	230,089	590,277	31,027	13,694	–	22	546,578	294,058

Equity transactions:
Purchase payments received from contract owners (note 6)	8,233	23,980	–	–	–	6,714	13,742	48,178
Transfers between funds	(1,396,773)	(2,377,266)	111,983	280,332	–	(6,736)	209,036	740,620
Surrenders (note 6)	(22,314)	(298,408)	–	–	–	–	(117,730)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,410)	(70,544)	(7,578)	(2,406)	–	–	(34,425)	(21,838)
Adjustments to maintain reserves	(16)	26	14	6	–	–	(11)	(218)

Net equity transactions	(1,476,280)	(2,722,212)	104,419	277,932	–	(22)	70,612	766,742

Net change in contract owners’ equity	(1,246,191)	(2,131,935)	135,446	291,626	–	–	617,190	1,060,800
Contract owners’ equity beginning of period	4,133,293	6,265,228	291,626	–	–	–	1,337,252	276,452

Contract owners’ equity end of period	$2,887,102	4,133,293	427,072	291,626	–	–	1,954,442	1,337,252

CHANGES IN UNITS:
Beginning units	217,810	376,608	25,898	–	–	–	75,592	20,576

Units purchased	5,425	83,948	10,190	26,120	–	475	11,603	56,479
Units redeemed	(79,865)	(242,746)	(664)	(222)	–	(475)	(7,795)	(1,463)

Ending units	143,370	217,810	35,424	25,898	–	–	79,400	75,592

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKEmMkt		VKMidCapG		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,810)	(3,806)	9,653	11,282	(803)	(944)	28,732	27,806
Realized gain (loss) on investments	(324,262)	745,478	3,063	(765)	2,608	107,343	577,406	538,746
Change in unrealized gain (loss) on investments	(340,970)	45,146	(2,641)	3,781	5,941	(89,322)	308,320	(236,216)
Reinvested capital gains	30,034	–	2,162	2,474	19,993	–	226,699	78,770

Net increase (decrease) in contract owners’ equity resulting from operations	(639,008)	786,818	12,237	16,772	27,739	17,077	1,141,157	409,106

Equity transactions:
Purchase payments received from contract owners (note 6)	7,427	25,918	521	35,340	–	–	45,205	218,462
Transfers between funds	7,378,684	(335,620)	53	(18,838)	(8,763)	(859,382)	60,737	(212,250)
Surrenders (note 6)	–	–	(46,288)	–	–	–	(331,140)	(9,688)
Death benefits (note 4)	–	–	–	–	–	–	(15,487)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,810)	(52,648)	(3,440)	(4,286)	(8,332)	(11,300)	(87,373)	(86,664)
Adjustments to maintain reserves	(2)	(107)	7	(4)	7	(1)	160	(45)

Net equity transactions	7,356,299	(362,457)	(49,147)	12,212	(17,088)	(870,683)	(327,898)	(90,185)

Net change in contract owners’ equity	6,717,291	424,361	(36,910)	28,984	10,651	(853,606)	813,259	318,921
Contract owners’ equity beginning of period	502,140	77,779	158,488	129,504	319,425	1,173,031	3,399,975	3,081,054

Contract owners’ equity end of period	$7,219,431	502,140	121,578	158,488	330,076	319,425	4,213,234	3,399,975

CHANGES IN UNITS:
Beginning units	23,316	5,464	8,700	7,960	37,806	162,820	138,000	146,032

Units purchased	247,844	20,677	28	2,120	–	–	2,633	10,593
Units redeemed	(1,216)	(2,825)	(2,690)	(1,380)	(1,966)	(125,014)	(16,427)	(18,625)

Ending units	269,944	23,316	6,038	8,700	35,840	37,806	124,206	138,000

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFAVTDisc		WFAVTOpp
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(68)	(388)	(4,227)	(11,090)
Realized gain (loss) on investments	1,130	23,116	332,855	809,745
Change in unrealized gain (loss) on investments	2,554	(24,761)	(328,650)	(326,490)
Reinvested capital gains	–	16,638	200,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,616	14,605	200,042	472,165

Equity transactions:
Purchase payments received from contract owners (note 6)	–	19,782	205,511	63,532
Transfers between funds	(437)	(133,282)	(675,088)	(3,120,792)
Surrenders (note 6)	(3,190)	(51,450)	(1,482,590)	–
Death benefits (note 4)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(181,304)	(6)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(753)	(4,888)	(30,503)	(106,270)
Adjustments to maintain reserves	15	12	(15)	12

Net equity transactions	(4,365)	(169,826)	(2,163,989)	(3,163,524)

Net change in contract owners’ equity	(749)	(155,221)	(1,963,947)	(2,691,359)
Contract owners’ equity beginning of period	27,434	182,655	3,161,528	5,852,887

Contract owners’ equity end of period	$26,685	27,434	1,197,581	3,161,528

CHANGES IN UNITS:
Beginning units	1,646	11,836	263,446	524,484

Units purchased	–	1,203	16,944	7,381
Units redeemed	(246)	(11,393)	(191,172)	(268,419)

Ending units	1,400	1,646	89,218	263,446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)*

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A         (AlVPGrIncA)

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A         (AlVPIntlValA)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)*

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)*

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

    BlackRock International Index Portfolio – Class II (BRIntIndex)*

        (formerly FAM Variable Series Funds Inc. – Mercury International Index Portfolio – Class II)

    BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

        (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)

Portfolio of the Calvert Variable Series Inc.;

    Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap)

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal)

Portfolio of the DWS Variable Series II;

    DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

        (formerly Scudder Variable Series II – Dreman High Return Equity Portfolio – Class B)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)*

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)*

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)*

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)*

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class         (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class         (FidVIPGrOp)*

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class         (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class         (FidVIPVaIS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –         Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –         Class 2 (FrVIPForSec2)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)*

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

Goldman Sachs Mid Cap Value Fund – Class A (GSMidCpV)*

Portfolio of the Goldman Sachs Variable Insurance Trust (VIT);

    Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)*

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio®– I Class Shares (NBAMTBal)*

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I         (NBAMTLMat)*

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares         (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI)*

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds –

        Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp)             (formerly Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Initial Class)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds –

        Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds –

        Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares         (PVITAllAst)

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares         (PVITLowDur)

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares         (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares         (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)

Royce Capital Fund – Micro Cap (RCFMicroCap)

T. Rowe Price Equity Income Fund (TRowEqInc)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Fund Inc. (TRowMidCap)*

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)*

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio – Class I         (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I         (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I         (VKUSRealEst)

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)*

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)*

Portfolio of the Wells Fargo Advantage FundsSM;

    Wells Fargo Advantage FundsSM– Opportunity Fund – Investor Class (WFAFOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

At December 31, 2006, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium
The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $498,954 and $534,608, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges
The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)	Asset Charges
For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $12,806 and $340, respectively, and total transfers from the Account to the fixed account were $567 and $380,752, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.10%)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.10%	400,054	$13.528072	$5,411,959	1.75%	16.97%
2005	0.10%	405,768	11.565387	4,692,864	1.95%	4.53%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2003	0.10%	416,830	9.802103	4,085,811	1.33%	29.22%
2002	0.10%	423,478	7.585400	3,212,250	0.92%	-19.45%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2003	0.10%	99,202	9.303615	922,937	0.75%	24.39%
2002	0.10%	100,938	7.479659	754,982	0.85%	-20.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2003	0.10%	659,883	9.037627	5,963,776	1.53%	28.23%
2002	0.10%	658,445	7.047709	4,640,529	1.31%	-22.44%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2003	0.10%	19,757	11.496883	227,144	1.24%	30.09%
2002	0.10%	20,224	8.837687	178,733	1.64%	-17.08%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2003	0.10%	1,019,800	8.477377	8,645,229	0.20%	32.65%
2002	0.10%	1,034,993	6.390869	6,614,505	0.13%	-30.27%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2003	0.10%	216,645	13.460973	2,916,252	2.97%	1.90%
2002	0.10%	219,638	13.210181	2,901,458	4.39%	10.87%

Gartmore GVIT – Money Market Fund – Class I
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2003	0.10%	1,177,112	11.541477	13,585,611	0.62%	0.52%
2002	0.10%	1,201,994	11.481201	13,800,335	1.67%	1.11%

Gartmore GVIT – Money Market Fund – Class V
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2003	0.10%	199,733	10.081195	2,013,547	0.71%	0.61%
2002	0.10%	204,291	10.020530	2,047,104	0.29%	0.21%	10/21/02

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2003	0.10%	6,204	13.400762	83,138	5.42%	12.00%
2002	0.10%	6,306	11.964522	75,448	5.16%	7.10%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2002	0.10%	19,156	$4.689573	$89,833	0.65%	-25.83%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2003	0.10%	86,143	10.538218	907,794	0.83%	31.63%
2002	0.10%	87,360	8.005967	699,401	0.68%	-26.52%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.10%	260,376	13.316078	3,467,187	0.37%	7.84%
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2003	0.10%	272,222	11.008811	2,996,841	0.40%	30.81%
2002	0.10%	276,368	8.415727	2,325,838	0.60%	-26.93%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2003	0.10%	294,600	9.150815	2,695,830	0.00%	25.46%
2002	0.10%	299,938	7.293537	2,187,609	0.63%	-27.86%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%

American Century Variable Portfolios, Inc. – International Fund – Class I
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2003	0.20%	485,834	9.243500	4,490,807	1.53%	28.11%
2002	0.20%	495,647	7.215457	3,576,320	1.31%	-22.52%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2005	0.20%	50,238	$12.515914	$628,774	3.64%	3.06%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2005	0.20%	767,630	11.245204	8,632,156	2.11%	2.34%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%

Gartmore GVIT – Money Market Fund – Class I
2003	0.20%	1,237,228	10.399136	12,866,102	0.62%	0.42%

Gartmore GVIT – Nationwide® Fund – Class I
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%

Gartmore GVIT – Small Company Fund – Class I
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%

Royce Capital Fund – Micro Cap
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%

T. Rowe Price Equity Income Portfolio – II
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%

T. Rowe Price Mid Cap Growth Fund – II
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity Fund SM
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2003	0.25%	237	13.121262	3,110	0.07%	33.29%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2003	0.25%	268,363	13.238290	3,552,667	0.00%	32.17%
2002	0.25%	189	10.015954	1,893	0.00%	0.16%	09/03/02

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23%	05/01/06
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2005	0.25%	5,834	$12.055445	$70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
2003	0.25%	33,960	10.517618	357,178	2.44%	19.16%
2002	0.25%	19,978	8.826373	176,333	4.06%	-9.78%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%
2003	0.25%	48,415	10.916046	528,500	0.00%	20.17%
2002	0.25%	25,544	9.083587	232,031	0.00%	-21.40%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2003	0.25%	441,398	10.856971	4,792,245	1.33%	29.03%
2002	0.25%	164,402	8.414316	1,383,330	0.92%	-19.57%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2005	0.25%	251,530	11.981952	3,013,820	1.15%	12.97%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2003	0.25%	287,903	9.251932	2,663,659	0.75%	24.20%
2002	0.25%	448,747	7.449257	3,342,832	0.85%	-20.57%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2003	0.25%	921	9.998079	9,208	0.00%	24.59%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2003	0.25%	326,659	13.800619	4,508,096	1.15%	28.64%
2002	0.25%	543,488	10.728386	5,830,749	0.89%	-12.84%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
2003	0.25%	5,295	12.578424	66,603	0.00%	29.69%

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
2005	0.25%	288	13.973029	4,024	0.06%	4.28%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
2003	0.25%	36,710	8.240624	302,513	0.00%	47.29%
2002	0.25%	28,304	5.594896	158,358	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
2003	0.25%	10,498	8.284148	86,967	0.26%	32.76%
2002	0.25%	6,627	6.240010	41,353	0.00%	-20.10%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
2003	0.25%	14,955	11.049535	165,246	0.68%	24.85%
2002	0.25%	20,320	8.850153	179,835	1.58%	-23.29%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.25%	53,708	$9.908462	$532,164	0.00%	4.51%
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
2003	0.25%	194,729	8.831040	1,719,660	0.00%	48.18%
2002	0.25%	60,738	5.959804	361,987	0.00%	-33.86%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.25%	56	17.511529	981	0.34%	7.48%
2005	0.25%	52	16.292721	847	0.03%	8.90%
2003	0.25%	34,437	13.102225	451,201	2.38%	31.39%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
2003	0.25%	38,530	8.838565	340,550	0.11%	25.69%
2002	0.25%	31,863	7.032114	224,064	0.20%	-29.12%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2003	0.25%	2,068,013	10.441111	21,592,353	1.53%	28.04%
2002	0.25%	1,232,421	8.154376	10,049,624	1.31%	-22.56%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2005	0.25%	80,674	12.050745	972,182	0.02%	4.12%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2003	0.25%	224,737	11.045756	2,482,390	0.76%	20.87%
2002	0.25%	439,969	9.138785	4,020,782	0.68%	-16.92%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
2003	0.25%	80,448	9.020649	725,693	0.90%	26.25%
2002	0.25%	33,735	7.144829	241,031	0.79%	-25.51%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
2003	0.25%	20,411	12.829044	261,854	1.91%	36.02%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2003	0.25%	219,801	13.311504	2,925,882	3.73%	4.38%
2002	0.25%	80,161	12.752372	1,022,243	3.08%	9.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2003	0.25%	24,845	10.332655	256,715	1.09%	30.00%
2002	0.25%	12,039	7.947917	95,685	1.59%	-17.15%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2003	0.25%	225,660	11.561882	2,609,054	1.24%	29.89%
2002	0.25%	128,998	8.900967	1,148,207	1.64%	-17.20%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.25%	6,314	$9.182046	$57,975	0.55%	6.58%
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
2003	0.25%	583,926	7.916010	4,622,364	0.27%	32.52%
2002	0.25%	657,216	5.973595	3,925,942	0.27%	-30.28%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2003	0.25%	744,778	11.089106	8,258,922	0.20%	32.45%
2002	0.25%	105,881	8.372313	886,469	0.13%	-30.37%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
2003	0.25%	218,094	11.547696	2,518,483	5.94%	26.95%
2002	0.25%	157,634	9.096470	1,433,913	11.84%	3.19%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2003	0.25%	225,045	8.628552	1,941,812	8.69%	26.65%
2002	0.25%	202,059	6.812756	1,376,579	8.16%	3.36%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%
2003	0.25%	180,429	8.983417	1,620,869	0.53%	43.01%
2002	0.25%	61,653	6.281639	387,282	1.22%	-20.48%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2003	0.25%	231,142	9.722686	2,247,321	0.85%	42.85%
2002	0.25%	180,948	6.806371	1,231,599	0.80%	-20.54%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
2003	0.25%	331,284	10.426372	3,454,090	3.44%	17.68%
2002	0.25%	264,838	8.859897	2,346,437	6.02%	-8.96%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2005	0.25%	28,138	14.079448	396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
2003	0.25%	51,152	10.478748	536,009	0.34%	28.14%
2002	0.25%	29,791	8.177385	243,612	1.05%	-9.58%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2003	0.25%	549,404	13.225654	7,266,227	0.35%	28.03%
2002	0.25%	197,400	10.329955	2,039,133	0.78%	-9.65%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2003	0.25%	94,088	8.944397	841,560	0.88%	29.55%
2002	0.25%	123,821	6.904305	854,898	1.09%	-22.04%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2003	0.25%	109,290	8.311178	908,329	0.68%	29.34%
2002	0.25%	47,312	6.425970	304,025	0.59%	-22.11%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.25%	90,122	$13.602006	$1,225,840	0.00%	12.31%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2003	0.25%	42,677	12.500683	533,492	1.42%	31.88%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
2003	0.25%	187	11.479519	2,147	0.00%	64.85%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2003	0.25%	118,799	12.368539	1,469,370	7.88%	21.97%
2002	0.25%	32,758	10.140967	332,198	6.71%	2.97%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
2003	0.25%	44	12.204124	537	5.11%	41.10%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
2003	0.25%	5,272	3.036698	16,009	0.00%	54.84%
2002	0.25%	75,752	1.961141	148,560	0.00%	-42.92%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
2005	0.25%	270	14.758947	3,985	0.47%	6.12%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2003	0.25%	1,071,165	14.066694	15,067,750	2.97%	1.75%
2002	0.25%	2,395,247	13.825336	33,115,095	4.39%	10.71%

Gartmore GVIT – Growth Fund: Class I
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
2005	0.25%	41,652	6.605102	275,116	0.08%	6.24%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2003	0.25%	140,404	5.762938	809,140	0.02%	32.41%
2002	0.25%	118,799	4.352418	517,063	0.00%	-28.90%

Gartmore GVIT – International Growth Fund – Class I
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2003	0.25%	158	10.933839	1,728	1.49%	31.54%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.25%	80	$12.295233	$984	0.89%	5.90%
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
2003	0.25%	28,851	10.792806	311,383	3.07%	7.64%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
2003	0.25%	157	10.920096	1,714	2.03%	19.75%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
2003	0.25%	157	10.949354	1,719	1.63%	26.33%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.25%	76	13.146115	999	2.21%	8.15%
2003	0.25%	156	10.910488	1,702	2.43%	13.41%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2003	0.25%	302,735	9.947843	3,011,560	2.19%	18.12%
2002	0.25%	86,784	8.421910	730,887	1.80%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
2003	0.25%	71,540	10.003212	715,630	0.00%	39.79%
2002	0.25%	46,799	7.156130	334,900	0.00%	-37.17%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2003	0.25%	40,399	15.224120	615,039	0.48%	34.31%
2002	0.25%	28,162	11.334653	319,206	0.40%	-15.51%

Gartmore GVIT – Money Market Fund – Class I
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
2003	0.25%	694,925	11.966375	8,315,733	0.62%	0.37%
2002	0.25%	194,096	11.921779	2,313,970	1.67%	0.96%

Gartmore GVIT – Money Market Fund – Class V
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2003	0.25%	5,055,493	10.063117	50,874,018	0.71%	0.45%
2002	0.25%	3,005,382	10.017601	30,106,718	0.29%	0.18%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
2003	0.25%	99,546	9.754873	971,059	0.58%	27.19%
2002	0.25%	89,572	7.669285	686,953	0.75%	-17.56%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.25%	66,228	17.036832	1,128,315	0.00%	2.95%
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2003	0.25%	235,314	13.566592	3,192,409	0.00%	33.93%
2002	0.25%	198,097	10.129586	2,006,641	0.00%	-33.45%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.25%	250,234	$24.874426	$6,224,427	0.44%	17.00%
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2003	0.25%	206,506	17.672379	3,649,452	0.00%	56.46%
2002	0.25%	300,189	11.294975	3,390,627	0.01%	-27.34%

Gartmore GVIT – Small Company Fund – Class I
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2003	0.25%	323,465	15.272205	4,940,024	0.00%	40.66%
2002	0.25%	357,379	10.857469	3,880,231	0.00%	-17.54%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.25%	161	3.309832	533	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
2003	0.25%	85	12.463103	1,059	0.00%	51.76%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
2005	0.25%	7,630	11.669684	89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
2003	0.25%	5,386	9.574848	51,570	1.37%	31.11%
2002	0.25%	795	7.303175	5,806	1.49%	-25.33%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
2003	0.25%	163,122	13.271836	2,164,928	5.42%	11.84%
2002	0.25%	30,699	11.867197	364,311	5.16%	6.94%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
2003	0.25%	4,702	9.110845	42,839	0.00%	35.72%
2002	0.25%	3,114	6.713015	20,904	1.98%	-25.58%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
2003	0.25%	16,236	12.655709	205,478	1.17%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2003	0.25%	94,676	11.387925	1,078,163	2.00%	13.44%
2002	0.25%	40,005	10.038914	401,607	2.14%	0.39%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2003	0.25%	193,417	6.444456	1,246,467	0.21%	19.93%
2002	0.25%	240,176	5.373376	1,290,556	0.32%	-16.14%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
2003	0.25%	236,572	3.535026	836,288	0.00%	46.11%
2002	0.25%	197,466	2.419456	477,760	0.00%	-41.08%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.25%	147,862	$14.279422	$2,111,384	1.91%	46.26%
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2003	0.25%	56,008	6.265664	350,927	1.04%	34.20%
2002	0.25%	42,104	4.668998	196,583	0.65%	-25.94%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.25%	60,484	9.391261	568,021	0.04%	38.46%
2002	0.25%	44,591	6.782590	302,442	0.03%	-25.55%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2003	0.25%	14,408	12.553503	180,871	0.00%	24.75%

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%
2003	0.25%	96,290	6.853558	659,929	0.00%	31.07%
2002	0.25%	40,557	5.228846	212,066	0.00%	-31.34%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
2005	0.25%	90,620	12.794029	1,159,395	0.18%	8.12%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
2003	0.25%	97,420	10.242831	997,857	0.83%	31.43%
2002	0.25%	18,457	7.793221	143,839	0.68%	-26.63%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2003	0.25%	706	11.596366	8,187	3.97%	2.17%
2002	0.25%	21,357	11.350244	242,407	9.00%	5.08%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
2003	0.25%	109,829	10.845085	1,191,105	0.00%	27.75%
2002	0.25%	65,076	8.489245	552,446	0.00%	-29.52%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2003	0.25%	548,969	9.937929	5,455,615	0.00%	34.75%
2002	0.25%	316,104	7.375034	2,331,278	0.67%	-24.33%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
2003	0.25%	62,221	11.441957	711,930	2.69%	24.65%
2002	0.25%	29,567	9.179615	271,414	3.42%	-10.63%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%
2003	0.25%	330,090	12.469347	4,116,007	0.40%	30.62%
2002	0.25%	310,569	9.546535	2,964,858	0.60%	-27.04%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
2003	0.25%	76,473	12.361877	945,350	5.96%	6.51%
2002	0.25%	70,841	11.605998	822,181	6.25%	8.81%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.25%	167,220	$14.823774	$2,478,831	1.03%	17.40%
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
2003	0.25%	4,381	9.316393	40,815	0.99%	42.66%
2002	0.25%	26,889	6.530337	175,594	0.59%	-22.33%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ®/VA – Non-Service Shares
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
2003	0.25%	33,073	9.069907	299,969	0.75%	26.40%
2002	0.25%	17,824	7.175431	127,895	0.69%	-19.00%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2003	0.25%	320,894	9.726809	3,121,275	0.00%	25.28%
2002	0.25%	149,104	7.764240	1,157,679	0.63%	-27.97%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%

TPIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2003	0.25%	2,471,858	10.400435	25,708,398	1.31%	2.09%
2002	0.25%	241,735	10.187617	2,462,704	0.17%	1.88%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
2005	0.25%	252,714	12.445521	3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%
2003	0.25%	34,984	11.253423	393,690	2.65%	8.58%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2003	0.25%	50,980	10.825824	551,901	2.81%	4.78%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
2003	0.25%	38,913	13.725038	534,082	7.87%	32.45%

Royce Capital Fund – Micro Cap
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2003	0.25%	174,290	15.042113	2,621,690	0.00%	48.79%
2002	0.25%	31,864	10.109520	322,130	0.00%	1.10%	09/03/02

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.25%	779	5.427838	4,228	3.98%	-26.73%

T. Rowe Price Equity Income Portfolio – II
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2003	0.25%	60,983	12.637920	770,698	1.61%	24.86%
2002	0.25%	15,768	10.121829	159,601	0.00%	1.22%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2003	0.25%	163,581	14.117448	2,309,346	0.00%	37.75%
2002	0.25%	146,130	10.248778	1,497,654	0.00%	2.49%	09/03/02
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price New America Growth Portfolio
2006	0.25%	35,424	$12.056017	$427,072	0.05%	7.06%
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2003	0.25%	1,328	13.398966	17,794	1.41%	17.87%
2002	0.25%	1,525	11.367774	17,336	0.00%	21.35%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
2003	0.25%	23,844	10.699174	255,111	0.11%	53.80%
2002	0.25%	18,192	6.956422	126,551	0.21%	-3.14%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
2003	0.25%	30,097	11.510500	346,432	0.45%	44.72%
2002	0.25%	21,336	7.953846	169,703	0.71%	-3.08%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
2003	0.25%	25,519	14.819043	378,167	0.00%	27.55%
2002	0.25%	7,970	11.618658	92,601	11.04%	8.95%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
2003	0.25%	18,020	5.939719	107,034	0.00%	41.41%
2002	0.25%	6,784	4.200344	28,495	0.00%	-31.33%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2003	0.25%	165,337	15.503467	2,563,297	0.00%	37.17%
2002	0.25%	77,541	11.302528	876,409	3.37%	-1.03%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
2005	0.25%	1,646	16.667162	27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
2003	0.25%	16,721	13.369301	223,548	0.00%	39.08%
2002	0.25%	3,644	9.612684	35,029	0.00%	-12.24%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity Fund SM
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%
2003	0.25%	200,633	9.449055	1,895,792	0.09%	36.66%
2002	0.25%	449,933	6.914071	3,110,869	0.33%	-27.00%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
2003	0.40%	74	13.095200	969	0.07%	33.09%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
2003	0.40%	12,315	13.212012	162,706	0.00%	31.97%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2002	0.40%	5,935	$8.799999	$52,228	4.06%	-9.92%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2002	0.40%	16,516	8.625662	142,461	0.00%	-21.52%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
2003	0.40%	8,878	10.765053	95,572	1.33%	28.84%
2002	0.40%	345,427	8.355578	2,886,242	0.92%	-19.69%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
2003	0.40%	353,253	9.173579	3,240,594	0.75%	24.01%
2002	0.40%	870,283	7.397247	6,437,698	0.85%	-20.69%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
2003	0.40%	221	9.973091	2,204	0.00%	24.40%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2003	0.40%	10,857	13.683795	148,565	1.15%	28.44%
2002	0.40%	244,223	10.653510	2,601,832	0.89%	-12.97%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.40%	1,596	18.608964	29,700	0.00%	15.06%
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%

Calvert Variable Series, Inc. – Social Equity Portfolio
2002	0.40%	292,051	10.280692	3,002,486	0.00%	2.81%	09/03/02

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	25,444	5.555805	141,362	0.00%	-34.42%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	6,909	6.196425	42,811	0.00%	-20.22%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	44	10.955988	482	0.68%	24.66%
2002	0.40%	5,870	8.788383	51,588	1.58%	-23.40%

Credit Suisse Trust – Small Cap Growth Portfolio
2002	0.40%	19,423	5.941951	115,411	0.00%	-33.96%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%
2003	0.40%	879	10.504526	9,233	0.04%	37.23%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2003	0.40%	184	8.763701	1,613	0.11%	25.50%
2002	0.40%	9,331	6.983004	65,158	0.20%	-29.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
2003	0.40%	999,962	10.352696	10,352,303	1.53%	27.85%
2002	0.40%	1,276,399	8.097446	10,335,572	1.31%	-22.67%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
2003	0.40%	19,784	10.952239	216,679	0.76%	20.69%
2002	0.40%	171,507	9.074997	1,556,426	0.68%	-17.05%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2002	0.40%	6,877	7.123450	48,988	0.79%	-25.63%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2003	0.40%	42	$12.803571	$538	1.91%	35.81%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.40%	194	11.246076	2,182	0.00%	12.46%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%
2003	0.40%	26,065	13.218733	344,546	3.73%	4.23%
2002	0.40%	67,406	12.682507	854,877	3.08%	8.87%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2002	0.40%	580	7.924138	4,596	1.59%	-17.28%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
2003	0.40%	314,880	11.463982	3,609,779	1.24%	29.70%
2002	0.40%	283,577	8.838834	2,506,490	1.64%	-17.33%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2002	0.40%	13,636	5.955709	81,212	0.27%	-30.38%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
2005	0.40%	5,290	11.902677	62,965	0.38%	5.25%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
2003	0.40%	73,719	10.995198	810,555	0.20%	32.25%
2002	0.40%	810,618	8.313850	6,739,356	0.13%	-30.48%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2002	0.40%	9,669	9.069304	87,691	11.84%	3.03%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
2003	0.40%	43,065	8.555502	368,443	8.69%	26.46%
2002	0.40%	199,930	6.765203	1,352,567	8.16%	3.20%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
2003	0.40%	49,020	9.640353	472,570	0.85%	42.63%
2002	0.40%	273,526	6.758846	1,848,720	0.80%	-20.66%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2002	0.40%	25,075	8.833425	221,498	6.02%	-9.09%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2002	0.40%	6,139	8.152920	50,051	1.05%	-9.71%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
2003	0.40%	26,935	13.113640	353,216	0.35%	27.84%
2002	0.40%	345,102	10.257824	3,539,996	0.78%	-9.79%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%
2003	0.40%	22,412	8.240791	184,693	0.68%	29.14%
2002	0.40%	128,782	6.381088	821,769	0.59%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.40%	6	13.568197	81	0.00%	12.14%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%
2002	0.40%	3,768	7.489405	28,220	0.00%	-25.11%	05/01/02
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.40%	1,080	$19.549201	$21,113	1.06%	20.96%
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
2003	0.40%	47,616	12.475864	594,051	1.42%	31.68%

Gartmore GVIT – Emerging Markets Fund – Class I
2003	0.40%	23	11.423706	263	0.00%	64.60%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
2003	0.40%	20,240	12.263819	248,220	7.88%	21.78%
2002	0.40%	61,831	10.070195	622,650	6.71%	2.81%

Gartmore GVIT – Global Financial Services Fund – Class I
2003	0.40%	5	12.173639	61	5.11%	40.89%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2003	0.40%	45	3.021924	136	0.00%	54.61%
2002	0.40%	30,525	1.954523	59,662	0.00%	-43.01%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%
2003	0.40%	276,537	13.947593	3,857,026	2.97%	1.59%
2002	0.40%	2,956,051	13.728864	40,583,222	4.39%	10.54%

Gartmore GVIT – Growth Fund: Class I
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
2003	0.40%	336,262	5.714099	1,921,434	0.02%	32.21%
2002	0.40%	49,711	4.322008	214,851	0.00%	-29.01%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
2005	0.40%	206	12.464210	2,568	2.20%	4.92%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%
2003	0.40%	9,355	9.863609	92,274	2.19%	17.94%
2002	0.40%	68,208	8.363123	570,432	1.80%	-12.66%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2003	0.40%	7,736	9.918443	76,729	0.00%	39.58%
2002	0.40%	19,365	7.106122	137,610	0.00%	-37.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
2003	0.40%	648	15.095175	9,782	0.48%	34.11%
2002	0.40%	31,370	11.255500	353,085	0.40%	-15.64%

Gartmore GVIT – Money Market Fund – Class I
2003	0.40%	374,808	11.864684	4,446,978	0.62%	0.22%
2002	0.40%	2,605,904	11.838269	30,849,393	1.67%	0.81%

Gartmore GVIT – Money Market Fund – Class V
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
2003	0.40%	412,466	10.045042	4,143,238	0.71%	0.30%
2002	0.40%	2,205,085	10.014669	22,083,196	0.29%	0.15%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2003	0.40%	121,505	9.672247	1,175,226	0.58%	27.00%
2002	0.40%	633,169	7.615719	4,822,037	0.75%	-17.68%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.40%	524	$16.842189	$8,825	0.00%	2.80%
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
2003	0.40%	3,860	13.471955	52,002	0.00%	33.73%
2002	0.40%	21,186	10.074004	213,428	0.00%	-33.55%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%
2003	0.40%	17,971	17.522719	314,901	0.00%	56.23%
2002	0.40%	145,946	11.216089	1,636,943	0.01%	-27.45%

Gartmore GVIT – Small Company Fund – Class I
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
2003	0.40%	152,314	15.142892	2,306,474	0.00%	40.45%
2002	0.40%	319,526	10.781666	3,445,023	0.00%	-17.66%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.40%	20	3.293722	66	0.00%	50.36%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2003	0.40%	11	12.431976	137	0.00%	51.53%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2003	0.40%	898	9.493770	8,525	1.37%	30.91%
2002	0.40%	4,068	7.252185	29,502	1.49%	-25.44%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2003	0.40%	1	13.159481	13	5.42%	11.67%
2002	0.40%	150,457	11.784392	1,773,044	5.16%	6.78%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2003	0.40%	22	9.033664	199	0.00%	35.52%
2002	0.40%	1,945	6.666122	12,966	1.98%	-25.69%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2003	0.40%	168,012	12.630569	2,122,087	1.17%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%
2003	0.40%	77	11.365300	875	2.00%	13.27%
2002	0.40%	19,826	10.033996	198,934	2.14%	0.34%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
2003	0.40%	32,497	6.406568	208,194	0.21%	19.75%
2002	0.40%	97,497	5.349794	521,589	0.32%	-16.26%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2003	0.40%	6,748	3.514240	23,714	0.00%	45.89%
2002	0.40%	109,443	2.408830	263,630	0.00%	-41.17%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
2003	0.40%	43,912	6.228826	273,520	1.04%	34.00%
2002	0.40%	160,475	4.648509	745,969	0.65%	-26.05%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2003	0.40%	54,174	12.919754	699,915	0.00%	26.64%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.40%	11	9.311693	102	0.04%	38.25%
2002	0.40%	16,892	6.735208	113,771	0.03%	-25.66%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.40%	6	$14.999423	$90	0.00%	4.83%
2004	0.40%	8	13.960609	112	0.00%	11.43%
2003	0.40%	442	12.528578	5,538	0.00%	24.56%

Neuberger Berman Advisers Management Trust – Growth Portfolio®– Class I
2002	0.40%	5,625	5.213178	29,324	0.00%	-31.44%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2003	0.40%	2,004	10.156098	20,353	0.83%	31.24%
2002	0.40%	91,943	7.738827	711,531	0.68%	-26.74%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2002	0.40%	13,152	11.316350	148,833	9.00%	4.92%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2003	0.40%	371,607	10.753194	3,995,962	0.00%	27.56%
2002	0.40%	66,544	8.429938	560,962	0.00%	-29.62%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2005	0.40%	124	13.728969	1,702	0.87%	17.58%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
2003	0.40%	5,347	9.853739	52,688	0.00%	34.55%
2002	0.40%	62,770	7.323519	459,697	0.67%	-24.45%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2002	0.40%	18,208	9.152173	166,643	3.42%	-10.76%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2003	0.40%	145,672	12.363752	1,801,052	0.40%	30.42%
2002	0.40%	385,650	9.479881	3,655,916	0.60%	-27.15%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2002	0.40%	28,931	11.571334	334,770	6.25%	8.64%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2003	0.40%	172,526	9.265284	1,598,502	0.99%	42.45%
2002	0.40%	58,355	6.504237	379,555	0.59%	-22.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ® /VA – Non-Service Shares
2003	0.40%	844	8.993106	7,590	0.75%	26.21%
2002	0.40%	32,855	7.125335	234,103	0.69%	-19.12%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
2003	0.40%	34,906	9.644393	336,647	0.00%	25.09%
2002	0.40%	347,561	7.709999	2,679,695	0.63%	-28.08%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%
2002	0.40%	44,486	10.182621	452,984	0.17%	1.83%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2003	0.40%	47,106	11.230805	529,038	2.65%	8.42%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.40%	28	11.286156	316	1.88%	4.46%
2003	0.40%	1,610,411	10.804064	17,398,984	2.81%	4.62%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2003	0.40%	588	13.697677	8,054	7.87%	32.26%

Royce Capital Fund – Micro Cap
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
2003	0.40%	18,552	15.012271	278,508	0.00%	48.57%
2002	0.40%	56,216	10.104573	568,039	0.00%	1.05%	09/03/02
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Income Portfolio – II
2006	0.40%	950	$17.574134	$16,695	1.34%	18.18%
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%
2003	0.40%	114,138	12.612824	1,439,603	1.61%	24.67%
2002	0.40%	19,349	10.116880	195,752	0.00%	1.17%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
2003	0.40%	654	14.089414	9,214	0.00%	37.54%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2002	0.40%	939	11.333817	10,642	0.00%	21.17%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2003	0.40%	3,429	10.608507	36,377	0.11%	53.57%
2002	0.40%	21,479	6.907806	148,373	0.21%	-3.29%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2003	0.40%	584	11.413041	6,665	0.45%	44.50%
2002	0.40%	4,697	7.898317	37,098	0.71%	-3.22%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2003	0.40%	427	14.693571	6,274	0.00%	27.35%
2002	0.40%	18,217	11.537562	210,180	11.04%	8.79%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2003	0.40%	2	5.907110	12	0.00%	41.20%
2002	0.40%	96,523	4.183540	403,808	0.00%	-31.43%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%
2003	0.40%	6,684	16.228488	108,471	0.00%	36.96%
2002	0.40%	103,455	11.848822	1,225,820	3.37%	-1.18%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2002	0.40%	2,127	10.111953	21,508	0.00%	-12.37%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity Fund SM
2003	0.40%	866,829	9.397220	8,145,783	0.09%	36.46%
2002	0.40%	243,964	6.886442	1,680,044	0.33%	-27.11%

Contract Owners’ Equity Total By Year
2006				$341,357,796

2005				$342,050,503

2004				$327,332,572

2003				$383,208,644

2002				$354,676,076

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2006 and 2005, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio April 30, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $3,255.7 in 2006; $4,334.6 in 2005)	$3,242.1	$4,339.3
Equity securities (cost $5.6 in 2006; $6.1 in 2005)	5.6	6.3
Mortgage loans on real estate, net	1,011.9	1,184.6
Short-term investments, including amounts managed by a related party	223.7	176.3
Other investments	2.3	2.2

Total investments	4,485.6	5,708.7

Deferred policy acquisition costs	245.2	212.3
Reinsurance receivable from a related party	125.8	121.8
Other assets	798.1	806.8
Assets held in separate accounts	1,946.9	2,095.6

Total assets	$7,601.6	$8,945.2

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$5,078.9	$6,205.2
Other liabilities	119.0	207.8
Liabilities related to separate accounts	1,946.9	2,095.6

Total liabilities	7,144.8	8,508.6

Shareholder’s equity:
Common stock, $40 par value; authorized, issued and outstanding - 0.1 shares	2.6	2.6
Additional paid-in capital	248.0	248.0
Retained earnings	210.0	184.5
Accumulated other comprehensive (loss) income	(3.8)	1.5

Total shareholder’s equity	456.8	436.6

Total liabilities and shareholder’s equity	$7,601.6	$8,945.2

See accompanying notes to financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$63.3	$61.5	$58.8
Life insurance premiums	10.5	8.6	4.2
Net investment income	42.3	37.6	35.6
Net realized (losses) gains on investments, hedging instruments and hedged items	(16.9)	0.9	0.3
Other income	0.3	0.4	0.5

Total revenues	99.5	109.0	99.4

Benefits and expenses:
Interest credited to policyholder account values	13.5	12.4	11.2
Life insurance and annuity benefits	21.0	16.0	9.2
Amortization of deferred policy acquisition costs	26.0	15.0	17.3
Other operating expenses	6.5	14.7	8.8

Total benefits and expenses	67.0	58.1	46.5

Income from continuing operations before federal income tax expense	32.5	50.9	52.9
Federal income tax expense	7.0	14.6	17.0

Income from continuing operations	25.5	36.3	35.9
Cumulative effect of adoption of accounting principle, net of taxes	—	—	0.1

Net income	$25.5	$36.3	$36.0

See accompanying notes to financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Shareholder’s Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income	Total shareholder’s equity
Balance as of December 31, 2003	2.6	248.0	112.2	61.1	423.9

Comprehensive income:
Net income	—	—	36.0	—	36.0
Other comprehensive loss, net of taxes	—	—	—	(15.3)	(15.3)

Total comprehensive income					20.7

Balance as of December 31, 2004	$2.6	$248.0	$148.2	$45.8	$444.6

Comprehensive loss:
Net income	—	—	36.3	—	36.3
Other comprehensive loss, net of taxes	—	—	—	(44.3)	(44.3)

Total comprehensive loss					(8.0)

Balance as of December 31, 2005	$2.6	$248.0	$184.5	$1.5	$436.6

Comprehensive income:
Net income	—	—	25.5	—	25.5
Other comprehensive loss, net of taxes	—	—	—	(5.3)	(5.3)

Total comprehensive income					20.2

Balance as of December 31, 2006	$2.6	$248.0	$210.0	$(3.8)	$456.8

See accompanying notes to financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$25.5	$36.3	$36.0
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments, hedging instruments and hedged items	16.9	(0.9)	(0.3)
Interest credited to policyholder account values	13.5	12.4	11.2
Capitalization of deferred policy acquisition costs	(52.2)	(40.9)	(28.4)
Amortization of deferred policy acquisition costs	26.0	15.0	17.3
Amortization and depreciation	12.6	17.3	21.2
Decrease (increase) in other assets	3.1	(8.0)	(212.0)
(Decrease) increase in other liabilities	(7.9)	2.3	29.7
Other, net	—	—	0.6

Net cash provided by (used in) operating activities	37.5	33.5	(124.7)

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	972.3	543.2	567.5
Proceeds from sale of securities available-for-sale	806.0	491.0	237.0
Proceeds from repayments or sales of mortgage loans on real estate	277.2	279.2	193.3
Cost of securities available-for-sale acquired	(722.6)	(742.9)	(957.8)
Cost of mortgage loans on real estate originated or acquired	(105.8)	(234.6)	(303.7)
Net increase in short-term investments	(47.4)	(26.2)	(35.8)
Collateral (paid) received - securities lending, net	(77.9)	(2.4)	28.0
Other, net	0.6	3.4	0.5

Net cash provided by (used in) investing activities	1,102.4	310.7	(271.0)

Cash flows from financing activities:
Investment and universal life insurance product deposits	102.1	132.7	660.5
Investment and universal life insurance product withdrawals	(1,242.0)	(476.9)	(264.8)

Net cash (used in) provided by financing activities	(1,139.9)	(344.2)	395.7

Net increase in cash	—	—	—
Cash, beginning of period	—	—	—

Cash, end of period	$—	$—	$—

See accompanying notes to financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates. The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

As of December 31, 2006 and 2005, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and the provision for federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 69% of the fair values of fixed maturity securities were obtained from independent pricing services, 24% from the Company’s pricing matrices and 7% from other sources compared to 74%, 23% and 3%, respectively, in 2005. Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 23.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.9% with any one borrower, compared to 23.9% and 2.7%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 31.6% and 26.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(b) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(c) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred the costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the statements of income.

(e) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(f) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(g) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(h) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(i) Reclassification

Certain items in the 2005 and 2004 financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The Company’s adoption of SFAS 158 as of December 31, 2006 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million credit, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits (GMDB claim reserves)	$0.8
Adjustment to amortization of deferred policy acquisition costs related to above	(0.6)
Deferred federal income taxes	(0.1)

Cumulative effect of adoption of accounting principle, net of taxes	$0.1

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(a).

Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair value for the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain reinsurance charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Collateral received – securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$3,242.1	$3,242.1	$4,339.3	$4,339.3
Equity securities	5.6	5.6	6.3	6.3
Mortgage loans on real estate, net	1,011.9	996.3	1,184.6	1,180.4
Policy loans	2.3	2.3	1.7	1.7
Short-term investments	223.7	223.7	176.3	176.3
Assets held in separate accounts	1,946.9	1,946.9	2,095.6	2,095.6

Liabilities
Investment contracts	(4,664.7)	(4,490.6)	(5,872.0)	(5,622.3)
Policy reserves on life insurance contracts	(414.2)	(390.6)	(333.2)	(330.9)
Collateral received – securities lending and derivatives	(65.2)	(65.2)	(143.1)	(143.1)
Liabilities related to separate accounts	(1,946.9)	(1,922.0)	(2,095.6)	(2,060.3)

Derivative financial instruments
Interest rate swaps hedging assets	0.6	0.6	(0.1)	(0.1)
Cross-currency interest rate swaps	(5.0)	(5.0)	(9.2)	(9.2)
Other derivatives	0.4	0.4	0.2	0.2

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then approximate the variable rate paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then approximate the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 77% of separate account assets were invested in equity mutual funds (approximately 76% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $13.8 million and $28.5 million before reinsurance, respectively, and $7.6 million and $14.7 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $0.8 million and $0.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, net gains of $0.1 million, $0.1 million and $2.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the year ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net gain of $0.1 million, a net gain of $0.2 million and a net loss of $2.6 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company does not anticipate reclassifying any amounts out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net gain of $0.2 million, a net loss of $1.2 million and a net loss of $0.1 million, respectively, related to other derivative instruments not designated in hedging relationships.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$7.0	$16.2
Pay variable/receive fixed rate swaps hedging investments	8.0	18.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	32.4	48.2
Credit default swaps and other non-hedging instruments	56.0	76.0

Total	$103.4	$158.4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$17.4	$0.3	$0.3	$17.4
Agencies not backed by the full faith and credit of the U.S. Government	19.3	—	0.2	19.1
Obligations of states and political subdivisions	41.8	0.1	0.9	41.0
Corporate securities
Public	1,178.6	13.0	14.9	1,176.7
Private	876.1	13.4	12.5	877.0
Mortgage-backed securities – U.S. Government-backed	602.6	0.8	10.5	592.9
Asset-backed securities	519.9	2.7	4.6	518.0

Total fixed maturity securities	3,255.7	30.3	43.9	3,242.1
Equity securities	5.6	—	—	5.6

Total securities available-for-sale	$3,261.3	$30.3	$43.9	$3,247.7

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$19.7	$0.5	$0.2	$20.0
Agencies not backed by the full faith and credit of the U.S. Government	117.7	0.3	1.7	116.3
Obligations of states and political subdivisions	46.1	0.3	0.5	45.9
Corporate securities
Public	1,677.8	26.9	21.8	1,682.9
Private	1,121.3	25.4	13.5	1,133.2
Mortgage-backed securities – U.S. Government-backed	853.9	2.5	12.3	844.1
Asset-backed securities	498.1	3.6	4.8	496.9

Total fixed maturity securities	4,334.6	59.5	54.8	4,339.3
Equity securities	6.1	0.2	—	6.3

Total securities available-for-sale	$4,340.7	$59.7	$54.8	$4,345.6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$399.7	$399.0
Due after one year through five years	918.2	920.2
Due after five years through ten years	565.9	563.1
Due after ten years	249.4	248.9

Subtotal	2,133.2	2,131.2
Mortgage-backed securities – U.S. Government-backed	602.6	592.9
Asset-backed securities	519.9	518.0

Total	$3,255.7	$3,242.1

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized (losses) gains, before adjustments and taxes	$(13.6)	$4.9
Adjustment to DAC	12.8	6.2
Deferred federal income taxes	0.3	(3.9)

Net unrealized (losses) gains	$(0.5)	$7.2

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(18.3)	$(143.4)	$(48.0)
Equity securities	(0.2)	(0.8)	1.0

Net change	$(18.5)	$(144.2)	$(47.0)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$4.8	$0.1	$5.4	$0.2	$10.2	$0.3
Agencies not backed by the full faith and credit of the U.S. Government	7.2	—	11.9	0.2	19.1	0.2
Obligations of states and political subdivisions	10.8	0.1	28.2	0.8	39.0	0.9
Corporate securities
Public	284.9	2.0	458.1	12.9	743.0	14.9
Private	122.7	1.7	346.4	10.8	469.1	12.5
Mortgage-backed securities – U.S. Government-backed	123.2	0.8	367.0	9.7	490.2	10.5
Asset-backed securities	90.9	0.4	191.1	4.2	282.0	4.6

Total	$644.5	$5.1	$1,408.1	$38.8	$2,052.6	$43.9

% of gross unrealized losses		12%		88%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$3.2	$0.1	$2.3	$0.1	$5.5	$0.2
Agencies not backed by the full faith and credit of the U.S. Government	97.7	1.7	—	—	97.7	1.7
Obligations of states and political subdivisions	21.1	0.3	9.4	0.2	30.5	0.5
Corporate securities
Public	639.9	12.3	224.2	9.5	864.1	21.8
Private	307.4	8.1	146.5	5.4	453.9	13.5
Mortgage-backed securities – U.S. Government-backed	588.4	10.7	50.9	1.6	639.3	12.3
Asset-backed securities	226.0	3.3	40.0	1.5	266.0	4.8

Total	$1,883.7	$36.5	$473.3	$18.3	$2,357.0	$54.8

% of gross unrealized losses		67%		33%

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $806.0 million, $491.0 million and $237.0 million, respectively. During 2006, gross gains of $10.2 million ($9.8 million and $6.8 million in 2005 and 2004, respectively) and gross losses of $21.1 million ($3.4 million and $1.2 million in 2005 and 2004, respectively) were realized on those sales.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$3.4	$3.5	$3.3
Net (reductions) additions to allowance	(0.7)	(0.1)	0.2

Allowance, end of period	$2.7	$3.4	$3.5

The following table summarizes net realized (losses) gains on investments, hedging instruments and hedged items by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$5.3	$10.7	$7.3
Total realized losses on sales, net of hedging gains	(22.6)	(4.1)	(1.8)
Total other-than-temporary and other investment impairments	(0.7)	(4.4)	(6.0)
Credit default swaps	0.5	(1.2)	(0.1)
Periodic net coupon settlements on non-qualifying derivatives	0.6	0.7	1.2
Other derivatives	—	(0.8)	(0.3)

Net realized (losses) gains on investments, hedging instruments and hedged items	$(16.9)	$0.9	$0.3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$204.6	$254.7	$258.7
Equity securities	0.5	0.3	0.4
Mortgage loans on real estate	69.9	79.9	77.3
Real estate	0.2	0.9	0.2
Short-term investments	15.0	0.5	0.3
Derivatives	1.7	0.1	0.1
Other	0.5	0.9	0.6

Gross investment income	292.4	337.3	337.6
Less:
Investment expenses	8.3	9.2	7.1
Net investment income ceded (Note 10)	241.8	290.5	294.9

Net investment income	$42.3	$37.6	$35.6

Fixed maturity securities with an amortized cost of $4.6 million and $6.5 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $1.8 million in 2005.

As of December 31, 2006 and 2005, the Company had received $65.2 million and $143.1 million, respectively, of cash collateral on securities lending. The cash collateral is included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned fixed maturity securities available-for-sale with a fair value of $62.9 million and $139.2 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types under its non-traditional variable annuity contracts: (1) GMDB and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered five primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”. There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$225.7	$—	65	$222.9	$0.1	66
Reset	1,136.9	5.9	65	1,339.6	13.1	63
Ratchet	195.9	0.1	66	187.5	0.2	69
Rollup	51.1	0.3	60	59.6	0.4	60

Subtotal	1,609.6	$6.3	64	1,809.6	13.8	63
Earnings enhancement	12.8	1.3	60	11.9	0.9	61

Total - GMDB	$1,622.4	$7.6	64	$1,821.5	$14.7	63

GMIB[2]:
Ratchet	$16.1	$—	N/A	$14.8	$—	N/A
Rollup	40.8	—	N/A	39.0	—	N/A

Total - GMIB	$56.9	$—	N/A	$53.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMIB	Total
Balance as of December 31, 2004	$0.5	$—	$0.5
Expense provision	0.6	—	0.6
Net claims paid	(0.5)	—	(0.5)

Balance as of December 31, 2005	0.6	—	0.6
Expense provision	0.6	—	0.6
Net claims paid	(0.4)	—	(0.4)

Balance as of December 31, 2006	$0.8	$—	$0.8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$306.3	$348.6
Domestic equity	1,141.0	1,284.7
International equity	55.5	45.3

Total mutual funds	1,502.8	1,678.6
Money market funds	22.7	20.3

Total	$1,525.5	$1,698.9

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and December 31, 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

(8)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$17.4	$20.8
Fixed maturity securities	6.6	—
Other	3.3	5.2

Gross deferred tax assets	27.3	26.0

Deferred tax liabilities:
Deferred policy acquisition costs	45.1	31.6
Equity securities and other investments	6.0	7.5
Other	3.0	2.5

Gross deferred tax liabilities	54.1	41.6

Net deferred tax liability	$26.8	$15.6

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2006 and 2005.

The Company’s current federal income tax asset, due from NLIC, was $10.2 million and $3.9 million as of December 31, 2006 and 2005, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(7.0)	$(5.3)	$22.2
Deferred	14.0	19.9	(5.2)

Federal income tax expense	$7.0	$14.6	$17.0

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$11.4	35.0	$17.8	35.0	$18.5	35.0
Tax exempt interest and dividends received deduction	(2.3)	(7.1)	(3.9)	(7.6)	(1.6)	(3.1)
Other, net	(2.1)	(6.4)	0.7	1.3	0.1	0.2

Total	$7.0	21.5	$14.6	28.7	$17.0	32.1

Total amounts (refunded) paid to NLIC for federal income taxes were $(1.7) million, $20.2 million and $17.2 million during the years ended December 31, 2006, 2005 and 2004, respectively.

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Ohio Department of Insurance. The Company did not pay any dividends to NLIC during 2006. The statutory capital and surplus of the Company as of December 31, 2006 and 2005 was $158.6 million and $209.2 million, respectively. The statutory net (loss) income of the Company for the years ended December 31, 2006, 2005 and 2004 was $(45.6) million, $(17.0) million and $12.5 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, the Company could pay dividends totaling $15.9 million without obtaining prior approval.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(29.7)	$(146.4)	$(47.4)
Net adjustment to deferred policy acquisition costs	6.6	73.4	31.2
Related federal income tax benefit	8.1	25.5	5.6

Net unrealized losses	(15.0)	(47.5)	(10.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	11.2	2.2	0.4
Related federal income tax benefit	(3.9)	(0.7)	(0.1)

Net reclassification adjustment	7.3	1.5	0.3

Other comprehensive loss on securities available-for-sale	(7.7)	(46.0)	(10.3)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	3.7	2.7	(7.7)
Related federal income tax (expense) benefit	(1.3)	(1.0)	2.7

Other comprehensive income (loss) on cash flow hedges	2.4	1.7	(5.0)

Total other comprehensive loss	$(5.3)	$(44.3)	$(15.3)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

(10)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $2.6 million, $3.5 million and $3.1 million, respectively.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $0.2 million, $0.2 million and $0.3 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2006 include premiums of $101.1 million ($100.5 million and $484.2 million in 2005 and 2004, respectively); net investment income of $241.8 million ($290.5 million and $294.9 million in 2005 and 2004, respectively); policy reserves of $3.89 billion ($5.00 billion in 2005); and benefits, claims and other expenses of $365.8 million ($356.7 million and $739.6 million in 2005 and 2004, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2006, 2005 and 2004, and benefits of $0.3 million, $0.4 million and $0.2 million were ceded to NLIC during 2006, 2005 and 2004, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $125.8 million and $121.8 million as of December 31, 2006 and 2005, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate formerly known as Gartmore Global Investments, Inc., are offered to the Company’s customer as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $176.0 million and $198.6 million, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $0.9 million, $0.8 million and $0.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $57.6 million, $53.2 million and $36.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $7.4 million and $33.2 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the balance sheets.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 8. Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC. Total payments (from) to NMIC were $(0.6) million, $6.3 million and $0.9 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2006, 2005 and 2004

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and oral argument is scheduled for May 3, 2007. The Companies continue to defend this lawsuit vigorously.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$17.4	$17.4	$17.4
Agencies not backed by the full faith and credit of the U.S. Government	19.3	19.1	19.1
Obligations of states and political subdivisions	41.8	41.0	41.0
Public utilities	244.7	244.6	244.6
All other corporate	2,932.5	2,920.0	2,920.0

Total fixed maturity securities available-for-sale	3,255.7	3,242.1	3,242.1

Equity securities available-for-sale	5.6	5.6	5.6
Mortgage loans on real estate, net	1,009.2		1,011.9	[1]
Policy loans	2.3		2.3
Short-term investments, including amounts managed by a related party	223.7		223.7

Total investments	$4,496.5		$4,485.6

[1]	Difference from Column B primarily is due to unamortized premiums on the principal value.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV        Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$19,016.4	$16,234.0	$—	$2,782.4	0.0%
Life insurance premiums [1]	25.9	15.4	—	10.5	0.0%

2005
Life insurance in force	$10,867.4	$9,169.3	$—	$1,698.1	0.0%
Life insurance premiums [1]	14.0	5.4	—	8.6	0.0%

2004
Life insurance in force	$3,760.0	$2,429.6	$—	$1,330.4	0.0%
Life insurance premiums [1]	4.2	—	—	4.2	0.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$3.4	$(0.6)	$—	$0.1	$2.7

2005
Valuation allowances - mortgage loans on real estate	$3.5	$(0.1)	$—	$—	$3.4

2004
Valuation allowances - mortgage loans on real estate	$3.3	$0.2	$—	$—	$3.5

[1]	Amounts represent transfers to real estate owned and recoveries.
See accompanying report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 26.                   Exhibits
(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-59517) and hereby incorporated by reference.
(d)	The form of the contract – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(e)	The form of the contract application – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts – Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.
(h)	Form of Participation Agreements – Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.
(i)	Not Applicable
(j)	Not Applicable
(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption Procedures – Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.
(99)              Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management, Inc.)	Delaware		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services
Not Applicable

Item 33.                 Fee Representation
Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-C, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of April, 2007.

NATIONWIDE VL SEPARATE ACCOUNT-C
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact